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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

June 30, 2010 (Unaudited)	Columbia Asset Allocation Fund

	Shares	Value ($)*
Common Stocks — 52.5%
CONSUMER DISCRETIONARY — 6.0%
Auto Components — 0.3%
Autoliv, Inc. (a)	6,650	318,202
BorgWarner, Inc. (a)	3,950	147,493
Cooper Tire & Rubber Co.	4,055	79,073
Dana Holding Corp. (a)	3,300	33,000
Goodyear Tire & Rubber Co. (a)	3,300	32,802
Lear Corp. (a)	430	28,466
Auto Components Total		639,036
Automobiles — 0.2%
Harley-Davidson, Inc.	2,000	44,460
Honda Motor Co., Ltd.	2,200	63,891
Nissan Motor Co., Ltd. (a)	26,900	186,477
Toyota Motor Corp.	2,200	75,657
Automobiles Total		370,485
Diversified Consumer Services — 0.1%
Capella Education Co. (a)	325	26,439
DeVry, Inc.	480	25,195
Grand Canyon Education, Inc. (a)	2,935	68,767
Regis Corp.	1,080	16,815
Diversified Consumer Services Total		137,216
Hotels, Restaurants & Leisure — 1.1%
Bally Technologies, Inc. (a)	980	31,742
Benihana, Inc., Class A (a)	1,992	11,793
BJ’s Restaurants, Inc. (a)	1,485	35,046
Bob Evans Farms, Inc.	730	17,973
California Pizza Kitchen, Inc. (a)	1,395	21,134
Carnival Corp.	8,900	269,136
CEC Entertainment, Inc. (a)	357	12,588
Chipotle Mexican Grill, Inc. (a)	360	49,252
International Game Technology	4,044	63,491
Jack in the Box, Inc. (a)	610	11,865
Las Vegas Sands Corp. (a)	14,660	324,572
McDonald’s Corp.	8,470	557,919
OPAP SA	6,235	77,553
Red Robin Gourmet Burgers, Inc. (a)	690	11,840
Royal Caribbean Cruises Ltd. (a)	3,630	82,655
Starbucks Corp.	17,550	426,465
Starwood Hotels & Resorts Worldwide, Inc.	5,117	211,997

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
WMS Industries, Inc. (a)	880	34,540
Hotels, Restaurants & Leisure Total		2,251,561
Household Durables — 0.4%
American Greetings Corp., Class A	670	12,569
Arnest One Corp.	12,700	128,913
Cavco Industries, Inc. (a)	382	13,439
CSS Industries, Inc.	799	13,183
D.R. Horton, Inc.	4,800	47,184
Foster Electric Co., Ltd.	5,200	134,134
Newell Rubbermaid, Inc.	15,300	223,992
SEB SA	1,845	118,467
Stanley Black & Decker, Inc.	1,125	56,835
Tempur-Pedic International, Inc. (a)	5,005	153,904
Household Durables Total		902,620
Internet & Catalog Retail — 0.2%
Amazon.com, Inc. (a)	2,725	297,734
Blue Nile, Inc. (a)	430	20,244
NetFlix, Inc. (a)	585	63,560
Priceline.com, Inc. (a)	180	31,777
Internet & Catalog Retail Total		413,315
Leisure Equipment & Products — 0.1%
Altek Corp.	49,000	63,056
Hasbro, Inc.	1,100	45,210
Jakks Pacific, Inc. (a)	1,050	15,099
Leisure Equipment & Products Total		123,365
Media — 0.2%
DISH Network Corp., Class A	2,200	39,930
Entercom Communications Corp., Class A (a)	2,048	18,063
Gannett Co., Inc.	3,300	44,418
Imax Corp. (a)	1,410	20,586
Knology, Inc. (a)	1,337	14,614
Lamar Advertising Co., Class A (a)	1,200	29,424
McGraw-Hill Companies, Inc.	1,370	38,552
Scholastic Corp.	570	13,748
Viacom, Inc., Class B	7,400	232,138
Media Total		451,473
Multiline Retail — 0.8%
Big Lots, Inc. (a)	2,700	86,643
Dollar General Corp. (a)	9,204	253,570

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
J.C. Penney Co., Inc.	9,900	212,652
Target Corp.	23,400	1,150,578
Multiline Retail Total		1,703,443
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	1,230	61,722
America’s Car-Mart, Inc. (a)	645	14,596
Best Buy Co., Inc.	10,100	341,986
Christopher & Banks Corp.	1,980	12,256
Dick’s Sporting Goods, Inc. (a)	6,960	173,235
EDION Corp.	10,200	77,710
Finish Line, Inc., Class A	1,130	15,741
Foot Locker, Inc.	5,787	73,032
Game Group PLC	100,215	95,385
GameStop Corp., Class A (a)	13,410	251,974
hhgregg, Inc. (a)	945	22,037
Jo-Ann Stores, Inc. (a)	735	27,570
Limited Brands, Inc.	9,190	202,823
Lowe’s Companies, Inc.	50,850	1,038,357
Men’s Wearhouse, Inc.	884	16,230
O’Reilly Automotive, Inc. (a)	9,615	457,290
OfficeMax, Inc. (a)	1,290	16,847
Pacific Sunwear of California, Inc. (a)	6,735	21,552
Pier 1 Imports, Inc. (a)	3,605	23,108
Rent-A-Center, Inc. (a)	1,319	26,723
Shoe Carnival, Inc. (a)	765	15,690
TJX Companies, Inc.	13,880	582,266
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,430	33,834
Urban Outfitters, Inc. (a)	1,840	63,278
USS Co., Ltd.	2,310	164,884
Vitamin Shoppe, Inc. (a)	980	25,137
Yamada Denki Co., Ltd.	1,630	106,407
Specialty Retail Total		3,961,670
Textiles, Apparel & Luxury Goods — 0.7%
Adidas AG	2,697	130,179
Coach, Inc.	890	32,529
CROCS, Inc. (a)	4,015	42,479
Deckers Outdoor Corp. (a)	165	23,574
G-III Apparel Group Ltd. (a)	975	22,318
Hanesbrands, Inc. (a)	3,020	72,661
Jones Apparel Group, Inc.	1,500	23,775
LG Fashion Corp.	5,760	134,144

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Lululemon Athletica, Inc. (a)	8,435	313,951
Movado Group, Inc. (a)	1,190	12,709
NIKE, Inc., Class B	6,300	425,565
Warnaco Group, Inc. (a)	1,525	55,113
Wolverine World Wide, Inc.	400	10,088
Youngone Corp.	10,790	72,923
Textiles, Apparel & Luxury Goods Total		1,372,008
CONSUMER DISCRETIONARY TOTAL		12,326,192
CONSUMER STAPLES — 3.7%
Beverages — 0.7%
Carlsberg A/S, Class B	2,558	194,478
Cott Corp. (a)	24,387	141,932
Diageo PLC, ADR	9,151	574,134
Dr Pepper Snapple Group, Inc.	6,750	252,383
PepsiCo, Inc.	5,700	347,415
Beverages Total		1,510,342
Food & Staples Retailing — 0.6%
George Weston Ltd.	1,300	88,914
Koninklijke Ahold NV	15,181	188,005
Ruddick Corp.	590	18,284
Seven & I Holdings Co., Ltd.	8,400	192,732
Spartan Stores, Inc.	977	13,404
Wal-Mart Stores, Inc.	11,850	569,630
Whole Foods Market, Inc. (a)	5,050	181,901
Food & Staples Retailing Total		1,252,870
Food Products — 1.1%
Balrampur Chini Mills Ltd.	46,684	83,567
China Milk Products Group Ltd. (a)(b)	322,000	16,108
Fresh Del Monte Produce, Inc. (a)	1,353	27,385
General Mills, Inc.	19,200	681,984
H.J. Heinz Co.	1,420	61,372
Hershey Co.	5,450	261,219
J.M. Smucker Co.	7,300	439,606
Marine Harvest ASA	193,067	127,847
Mead Johnson Nutrition Co., Class A	3,550	177,926
Nestle SA, Registered Shares	3,850	185,762
Toyo Suisan Kaisha Ltd.	3,900	92,813
Viterra, Inc. (a)	14,982	99,781
Food Products Total		2,255,370

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — 0.4%
Clorox Co.	1,730	107,537
Mcbride PLC	10,911	21,113
Procter & Gamble Co.	11,500	689,770
Household Products Total		818,420
Personal Products — 0.2%
Avon Products, Inc.	3,870	102,555
Elizabeth Arden, Inc. (a)	1,155	16,771
Estée Lauder Companies, Inc., Class A	4,125	229,886
Herbalife Ltd.	1,200	55,260
Personal Products Total		404,472
Tobacco — 0.7%
Japan Tobacco, Inc.	57	177,204
Lorillard, Inc.	660	47,506
Philip Morris International, Inc.	24,476	1,121,980
Tobacco Total		1,346,690
CONSUMER STAPLES TOTAL		7,588,164
ENERGY — 5.9%
Energy Equipment & Services — 1.4%
Baker Hughes, Inc.	6,250	259,813
Cameron International Corp. (a)	6,798	221,071
CARBO Ceramics, Inc.	1,146	82,730
Complete Production Services, Inc. (a)	5,785	82,726
Core Laboratories N.V.	1,035	152,776
Dawson Geophysical Co. (a)	470	9,997
Dresser-Rand Group, Inc. (a)	1,500	47,325
Dril-Quip, Inc. (a)	1,604	70,608
Ensco International PLC, ADR	1,300	51,064
FMC Technologies, Inc. (a)	660	34,756
Gulf Island Fabrication, Inc.	920	14,278
Halliburton Co.	17,202	422,309
Helmerich & Payne, Inc.	1,153	42,108
Key Energy Services, Inc. (a)	7,229	66,362
Lufkin Industries, Inc.	153	5,965
Matrix Service Co. (a)	1,140	10,613
Nabors Industries Ltd. (a)	15,415	271,612
Noble Corp.	6,460	199,679
Oceaneering International, Inc. (a)	710	31,879
Patterson-UTI Energy, Inc.	3,489	44,903
Pioneer Drilling Co. (a)	1,487	8,431
Pride International, Inc. (a)	3,000	67,020

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Schlumberger Ltd.	6,344	351,077
Seadrill Ltd.	1,620	29,614
Shinko Plantech Co., Ltd.	15,800	140,247
Superior Well Services, Inc. (a)	1,523	25,465
T-3 Energy Services, Inc. (a)	610	17,019
Tecnicas Reunidas SA	1,688	76,183
TGC Industries, Inc. (a)	1,924	5,830
Tidewater, Inc.	350	13,552
Union Drilling, Inc. (a)	2,395	13,196
Weatherford International Ltd. (a)	2,330	30,616
Energy Equipment & Services Total		2,900,824
Oil, Gas & Consumable Fuels — 4.5%
Alpha Natural Resources, Inc. (a)	1,372	46,470
Apache Corp.	8,039	676,803
Atlas Energy, Inc. (a)	1,531	41,444
AWE Ltd. (a)	67,456	99,879
Berry Petroleum Co., Class A	490	12,603
Bill Barrett Corp. (a)	2,749	84,587
BP PLC	35,068	168,422
Brigham Exploration Co. (a)	6,421	98,755
Cabot Oil & Gas Corp.	7,000	219,240
Canadian Natural Resources Ltd.	3,604	119,761
Carrizo Oil & Gas, Inc. (a)	2,050	31,836
Chevron Corp.	30,950	2,100,267
Clean Energy Fuels Corp. (a)	1,594	23,814
Comstock Resources, Inc. (a)	1,810	50,173
Concho Resources, Inc. (a)	1,788	98,930
ConocoPhillips	2,295	112,661
Continental Resources, Inc. (a)	4,950	220,869
Denbury Resources, Inc. (a)	2,140	31,330
Devon Energy Corp.	1,536	93,573
Energy XXI Bermuda Ltd. (a)	2,015	31,797
EOG Resources, Inc.	4,368	429,680
EXCO Resources, Inc.	2,153	31,455
Exxon Mobil Corp.	1,919	109,517
Forest Oil Corp. (a)	4,520	123,667
Frontier Oil Corp.	4,376	58,857
General Maritime Corp.	6,350	38,354
Green Plains Renewable Energy, Inc. (a)	3,856	39,408

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Hess Corp.	546	27,486
Holly Corp.	500	13,290
International Coal Group, Inc. (a)	2,470	9,509
Miller Petroleum, Inc. (a)	2,331	13,427
Newfield Exploration Co. (a)	3,210	156,841
Noble Energy, Inc.	766	46,213
Northern Oil & Gas, Inc. (a)	5,377	69,041
Occidental Petroleum Corp.	25,352	1,955,907
Oilsands Quest, Inc. (a)	14,608	8,911
Overseas Shipholding Group, Inc.	1,439	53,301
Peabody Energy Corp.	2,489	97,395
PetroHawk Energy Corp. (a)	3,078	52,234
Petroleum Development Corp. (a)	776	19,881
Pioneer Natural Resources Co.	1,921	114,203
Plains Exploration & Production Co. (a)	1,440	29,678
Quicksilver Resources, Inc. (a)	2,906	31,966
Royal Dutch Shell PLC, Class B	6,889	166,792
SandRidge Energy, Inc. (a)	4,346	25,337
Southwestern Energy Co. (a)	3,254	125,735
Spectra Energy Corp.	3,700	74,259
Stone Energy Corp. (a)	1,091	12,176
Suncor Energy, Inc.	3,596	105,866
Swift Energy Co. (a)	840	22,604
Talisman Energy, Inc.	2,166	32,880
Tesoro Corp.	3,800	44,346
Total SA	3,927	174,769
Total SA, ADR	908	40,533
Whiting Petroleum Corp. (a)	1,143	89,634
Williams Companies, Inc.	15,100	276,028
World Fuel Services Corp.	1,790	46,433
Yanzhou Coal Mining Co., Ltd., Class H	48,000	92,445
Oil, Gas & Consumable Fuels Total		9,223,272
ENERGY TOTAL		12,124,096
FINANCIALS — 8.9%
Capital Markets — 1.1%
Affiliated Managers Group, Inc. (a)	1,820	110,601
Credit Suisse Group AG, Registered Shares	2,720	102,228
Deutsche Bank AG, Registered Shares	2,059	116,412
Federated Investors, Inc., Class B	463	9,589
Franklin Resources, Inc.	3,900	336,141

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
GFI Group, Inc.	2,135	11,913
Goldman Sachs Group, Inc.	1,700	223,159
Greenhill & Co., Inc.	1,170	71,522
ICAP PLC	16,383	98,203
Intermediate Capital Group PLC	31,828	116,453
International Assets Holding Corp. (a)	810	12,960
Investment Technology Group, Inc. (a)	1,328	21,328
Janus Capital Group, Inc.	6,200	55,056
Knight Capital Group, Inc., Class A (a)	1,880	25,925
Mass Financial Corp., Class A (a)	1,289	11,859
Morgan Stanley	14,450	335,384
optionsXpress Holdings, Inc. (a)	1,040	16,370
Piper Jaffray Companies, Inc. (a)	548	17,657
Raymond James Financial, Inc.	2,100	51,849
T. Rowe Price Group, Inc.	5,110	226,833
TD Ameritrade Holding Corp. (a)	6,170	94,401
Tokai Tokyo Financial Holdings, Inc.	23,000	90,588
Capital Markets Total		2,156,431
Commercial Banks — 3.2%
Ameris Bancorp (a)	606	5,854
Australia & New Zealand Banking Group Ltd.	11,787	211,602
BancFirst Corp.	446	16,274
Banco Bilbao Vizcaya Argentaria SA	16,790	173,214
Banco Santander SA	27,134	285,124
BancTrust Financial Group, Inc. (a)	1,398	5,173
Bank of China Ltd., Class H	208,000	104,934
BB&T Corp.	7,700	202,587
BNP Paribas	3,541	189,070
Bryn Mawr Bank Corp.	1,034	17,350
Chemical Financial Corp.	1,240	27,007
City National Corp.	1,400	71,722
Columbia Banking System, Inc.	1,039	18,972
Comerica, Inc.	2,400	88,392
Commonwealth Bank of Australia	2,189	88,721
Community Trust Bancorp, Inc.	718	18,022
Cullen/Frost Bankers, Inc.	1,600	82,240
DBS Group Holdings Ltd.	12,000	116,354
East West Bancorp, Inc.	1,240	18,910
Fifth Third Bancorp.	45,200	555,508

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
First Citizens BancShares, Inc., Class A	173	33,273
First Commonwealth Financial Corp.	4,302	22,585
First Financial Corp. of Indiana	899	23,203
First National Bank of Alaska	9	16,623
Governor & Co. of the Bank of Ireland (a)	135,504	111,422
HSBC Holdings PLC	20,584	187,789
Huntington Bancshares, Inc.	11,300	62,602
Investors Bancorp, Inc. (a)	1,282	16,820
Merchants Bancshares, Inc.	814	18,087
National Bank of Greece SA (a)	7,579	82,582
Northfield Bancorp, Inc.	1,219	15,823
Northrim BanCorp, Inc.	984	15,232
PNC Financial Services Group, Inc.	13,146	742,749
PrivateBancorp, Inc.	1,795	19,889
Signature Bank (a)	1,150	43,711
Sumitomo Mitsui Financial Group, Inc.	7,900	223,022
SunTrust Banks, Inc.	8,750	203,875
SVB Financial Group (a)	2,608	107,528
Svenska Handelsbanken AB, Class A	5,279	129,296
TCF Financial Corp.	3,799	63,101
U.S. Bancorp	36,139	807,707
Wells Fargo & Co.	46,666	1,194,650
West Coast Bancorp	4,643	11,840
Whitney Holding Corp.	951	8,797
Zions Bancorporation	5,425	117,017
Commercial Banks Total		6,576,253
Consumer Finance — 0.8%
American Express Co.	37,800	1,500,660
Cash America International, Inc.	800	27,416
Discover Financial Services	11,219	156,842
Ezcorp, Inc., Class A (a)	1,360	25,228
Consumer Finance Total		1,710,146
Diversified Financial Services — 0.9%
ING Groep NV (a)	18,781	139,439
IntercontinentalExchange, Inc. (a)	3,150	356,045
JPMorgan Chase & Co.	35,703	1,307,087
Medallion Financial Corp.	1,334	8,804
MSCI, Inc., Class A (a)	1,290	35,346
Pico Holdings, Inc. (a)	300	8,991

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Portfolio Recovery Associates, Inc. (a)	390	26,044
Diversified Financial Services Total		1,881,756
Insurance — 1.9%
ACE Ltd.	15,020	773,230
Allianz SE, Registered Shares	1,161	115,283
Allied World Assurance Holdings Ltd.	330	14,975
American Safety Insurance Holdings Ltd. (a)	1,140	17,921
Argo Group International Holdings Ltd.	740	22,637
Assured Guaranty Ltd.	3,900	51,753
Axis Capital Holdings Ltd.	15,844	470,884
Baldwin & Lyons, Inc., Class B	790	16,598
Brit Insurance Holdings NV	10,786	145,278
CNA Surety Corp. (a)	1,380	22,177
eHealth, Inc. (a)	1,506	17,123
EMC Insurance Group, Inc.	881	19,320
FBL Financial Group, Inc., Class A	872	18,312
First Mercury Financial Corp.	1,449	15,330
Genworth Financial, Inc., Class A (a)	5,700	74,499
Hanover Insurance Group, Inc.	300	13,050
Harleysville Group, Inc.	440	13,653
Horace Mann Educators Corp.	1,751	26,790
Lincoln National Corp.	4,257	103,403
National Western Life Insurance Co., Class A	97	14,818
Navigators Group, Inc. (a)	644	26,488
Prudential Financial, Inc.	19,569	1,050,073
Reinsurance Group of America, Inc.	1,700	77,707
RLI Corp.	276	14,493
Safety Insurance Group, Inc.	760	28,135
Sampo Oyj, Class A	7,918	165,669
Stewart Information Services Corp.	1,110	10,012
United America Indemnity Ltd., Class A (a)	4,743	34,908
United Fire & Casualty Co.	1,359	26,935
Unum Group	10,800	234,360
XL Group PLC	6,491	103,921
Zurich Financial Services AG, Registered Shares	830	182,194
Insurance Total		3,921,929

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.	1,000	63,370
Boston Properties, Inc.	950	67,773
DCT Industrial Trust, Inc.	4,484	20,268
DiamondRock Hospitality Co. (a)	2,758	22,671
Digital Realty Trust, Inc.	820	47,297
Equity Residential Property Trust	7,900	328,956
FelCor Lodging Trust, Inc. (a)	3,887	19,396
Franklin Street Properties Corp.	1,474	17,408
Getty Realty Corp.	680	15,239
Host Hotels & Resorts, Inc.	3,897	52,531
Japan Retail Fund Investment Corp.	132	160,484
National Health Investors, Inc.	603	23,252
Nationwide Health Properties, Inc.	910	32,551
Plum Creek Timber Co., Inc.	1,040	35,911
Potlatch Corp.	799	28,548
ProLogis	3,600	36,468
Rayonier, Inc.	8,300	365,366
Starwood Property Trust, Inc.	1,330	22,543
Sunstone Hotel Investors, Inc. (a)	1,616	16,047
Tanger Factory Outlet Centers	605	25,035
Taubman Centers, Inc.	1,200	45,156
Terreno Realty Corp. (a)	790	13,991
Universal Health Realty Income Trust	610	19,599
Urstadt Biddle Properties, Inc., Class A	1,120	18,066
Vornado Realty Trust	402	29,326
Real Estate Investment Trusts (REITs) Total		1,527,252
Real Estate Management & Development — 0.2%
Avatar Holdings, Inc. (a)	887	17,012
CB Richard Ellis Group, Inc., Class A (a)	2,200	29,942
Hongkong Land Holdings Ltd.	29,000	143,370
Huaku Development Co., Ltd. (a)	65,000	159,894
Maui Land & Pineapple Co., Inc. (a)	523	1,951
Swire Pacific Ltd., Class A	7,500	84,981
Real Estate Management & Development Total		437,150
Thrifts & Mortgage Finance — 0.1%
Bank Mutual Corp.	3,605	20,476
BankFinancial Corp.	2,279	18,938
Beneficial Mutual Bancorp, Inc. (a)	2,381	23,524
Brookline Bancorp, Inc.	2,410	21,401
Clifton Savings Bancorp, Inc.	1,440	12,456

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
ESSA Bancorp, Inc.	1,139	14,021
Home Federal Bancorp, Inc.	1,847	23,328
MGIC Investment Corp. (a)	1,972	13,587
People’s United Financial, Inc.	2,200	29,700
TrustCo Bank Corp. NY	2,250	12,600
United Financial Bancorp, Inc.	1,199	16,366
Washington Federal, Inc.	1,170	18,931
Westfield Financial, Inc.	2,523	21,017
Thrifts & Mortgage Finance Total		246,345
FINANCIALS TOTAL		18,457,262
HEALTH CARE — 5.7%
Biotechnology — 0.5%
Acorda Therapeutics, Inc. (a)	675	20,999
Alexion Pharmaceuticals, Inc. (a)	5,168	264,550
Amgen, Inc. (a)	2,119	111,460
Celgene Corp. (a)	8,250	419,265
Cubist Pharmaceuticals, Inc. (a)	1,040	21,424
Dendreon Corp. (a)	1,385	44,777
Halozyme Therapeutics, Inc. (a)	2,330	16,403
Human Genome Sciences, Inc. (a)	2,943	66,688
Ironwood Pharmaceuticals, Inc. (a)	840	10,013
Martek Biosciences Corp. (a)	389	9,223
Momenta Pharmaceuticals, Inc. (a)	1,390	17,042
Myriad Genetics, Inc. (a)	1,320	19,734
Onyx Pharmaceuticals, Inc. (a)	2,400	51,816
Seattle Genetics, Inc. (a)	1,872	22,445
Biotechnology Total		1,095,839
Health Care Equipment & Supplies — 1.1%
Analogic Corp.	330	15,018
Beckman Coulter, Inc.	700	42,203
C.R. Bard, Inc.	3,950	306,244
Cantel Medical Corp.	706	11,790
CareFusion Corp. (a)	11,900	270,130
Cooper Companies, Inc.	800	31,832
Cutera, Inc. (a)	1,475	13,585
DexCom, Inc. (a)	2,315	26,761
DynaVox, Inc., Class A (a)	158	2,530
Edwards Lifesciences Corp. (a)	7,250	406,145
Gen-Probe, Inc. (a)	920	41,786
Hospira, Inc. (a)	8,350	479,708

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
ICU Medical, Inc. (a)	639	20,557
Insulet Corp. (a)	1,580	23,779
Intuitive Surgical, Inc. (a)	160	50,499
Kensey Nash Corp. (a)	663	15,720
Masimo Corp.	1,503	35,786
NuVasive, Inc. (a)	1,246	44,183
St. Jude Medical, Inc. (a)	7,500	270,675
Symmetry Medical, Inc. (a)	1,380	14,545
Syneron Medical Ltd. (a)	1,315	13,518
Teleflex, Inc.	1,000	54,280
Thoratec Corp. (a)	700	29,911
Young Innovations, Inc.	366	10,303
Health Care Equipment & Supplies Total		2,231,488
Health Care Providers & Services — 1.3%
AmSurg Corp. (a)	799	14,238
Brookdale Senior Living, Inc. (a)	3,960	59,400
Cardinal Health, Inc.	14,650	492,386
Catalyst Health Solutions, Inc. (a)	703	24,254
Community Health Systems, Inc. (a)	1,400	47,334
Express Scripts, Inc. (a)	1,420	66,768
Genoptix, Inc. (a)	1,235	21,242
Healthspring, Inc. (a)	1,384	21,466
HMS Holdings Corp. (a)	580	31,448
IPC The Hospitalist Co., Inc. (a)	1,695	42,545
Kindred Healthcare, Inc. (a)	1,250	16,050
Laboratory Corp. of America Holdings (a)	1,120	84,392
LHC Group, Inc. (a)	875	24,281
Magellan Health Services, Inc. (a)	400	14,528
Medcath Corp. (a)	1,510	11,869
Medco Health Solutions, Inc. (a)	13,000	716,040
Mednax, Inc. (a)	1,675	93,147
Miraca Holdings, Inc.	5,300	158,780
NovaMed, Inc. (a)	868	7,204
Owens & Minor, Inc.	440	12,487
Patterson Companies, Inc.	1,490	42,510
PSS World Medical, Inc. (a)	1,270	26,861
Res-Care, Inc. (a)	1,506	14,548
Triple-S Management Corp., Class B (a)	820	15,211
U.S. Physical Therapy, Inc. (a)	740	12,491
UnitedHealth Group, Inc.	13,250	376,300

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Universal Health Services, Inc., Class B	6,800	259,420
VCA Antech, Inc. (a)	1,620	40,111
Health Care Providers & Services Total		2,747,311
Health Care Technology — 0.1%
Cerner Corp. (a)	400	30,356
Medidata Solutions, Inc. (a)	1,735	26,875
Omnicell, Inc. (a)	2,989	34,941
Quality Systems, Inc.	450	26,096
Health Care Technology Total		118,268
Life Sciences Tools & Services — 1.0%
ICON PLC, ADR (a)	3,455	99,815
Illumina, Inc. (a)	2,292	99,771
Life Technologies Corp. (a)	13,860	654,885
Mettler-Toledo International, Inc. (a)	475	53,024
QIAGEN N.V. (a)	5,350	102,827
Thermo Fisher Scientific, Inc. (a)	22,033	1,080,719
Life Sciences Tools & Services Total		2,091,041
Pharmaceuticals — 1.7%
Abbott Laboratories	4,000	187,120
Allergan, Inc.	7,050	410,733
Ardea Biosciences, Inc. (a)	995	20,457
AstraZeneca PLC, ADR	5,938	279,858
Auxilium Pharmaceuticals, Inc. (a)	865	20,327
GlaxoSmithKline PLC	6,112	103,581
Impax Laboratories, Inc. (a)	1,590	30,305
MAP Pharmaceuticals, Inc. (a)	1,130	14,826
Merck & Co., Inc.	10,212	357,114
Mylan, Inc. (a)	14,950	254,748
Novartis AG, Registered Shares	2,495	121,049
Perrigo Co.	760	44,893
Pfizer, Inc.	32,300	460,598
Roche Holding AG, Genusschein Shares	1,996	274,098
Salix Pharmaceuticals Ltd. (a)	1,175	45,860
Sanofi-Aventis SA	4,550	274,378
Santen Pharmaceutical Co., Ltd.	3,800	136,743

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Watson Pharmaceuticals, Inc. (a)	11,530	467,772
Pharmaceuticals Total		3,504,460
HEALTH CARE TOTAL		11,788,407
INDUSTRIALS — 6.4%
Aerospace & Defense — 1.6%
AAR Corp. (a)	692	11,584
AerCap Holdings NV (a)	4,978	51,672
BAE Systems PLC	37,888	176,016
BE Aerospace, Inc. (a)	1,650	41,960
Ceradyne, Inc. (a)	865	18,485
Esterline Technologies Corp. (a)	400	18,980
General Dynamics Corp.	5,900	345,504
Global Defense Technology & Systems, Inc. (a)	1,265	16,154
Goodrich Corp.	5,250	347,812
Honeywell International, Inc.	9,900	386,397
ITT Corp.	630	28,300
L-3 Communications Holdings, Inc.	3,975	281,589
Ladish Co., Inc. (a)	870	19,766
LMI Aerospace, Inc. (a)	1,590	25,074
MTU Aero Engines Holding AG	2,110	117,412
Precision Castparts Corp.	500	51,460
Spirit Aerosystems Holdings, Inc., Class A (a)	1,200	22,872
United Technologies Corp.	19,830	1,287,165
Aerospace & Defense Total		3,248,202
Air Freight & Logistics — 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	587	27,883
C.H. Robinson Worldwide, Inc.	1,370	76,254
Forward Air Corp.	1,430	38,967
HUB Group, Inc., Class A (a)	660	19,807
Pacer International, Inc. (a)	2,183	15,259
United Parcel Service, Inc., Class B	10,450	594,500
Air Freight & Logistics Total		772,670
Airlines — 0.1%
AirTran Holdings, Inc. (a)	3,945	19,133
Delta Air Lines, Inc. (a)	7,050	82,838
Skywest, Inc.	1,120	13,686
Turk Hava Yollari A.O. (a)	28,111	69,043
Airlines Total		184,700

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Building Products — 0.1%
A.O. Smith Corp.	400	19,276
Ameron International Corp.	297	17,918
Lennox International, Inc.	350	14,550
Masco Corp.	17,800	191,528
NCI Building Systems, Inc. (a)	282	2,360
Universal Forest Products, Inc.	410	12,427
Building Products Total		258,059
Commercial Services & Supplies — 0.3%
ABM Industries, Inc.	640	13,408
ACCO Brands Corp. (a)	2,790	13,922
Aeon Delight Co., Ltd.	7,300	141,717
ATC Technology Corp. (a)	810	13,057
Consolidated Graphics, Inc. (a)	520	22,485
Ennis, Inc.	843	12,654
G&K Services, Inc., Class A	420	8,673
Republic Services, Inc.	8,500	252,705
Stericycle, Inc. (a)	850	55,743
Tetra Tech, Inc. (a)	1,830	35,886
United Stationers, Inc. (a)	410	22,333
Commercial Services & Supplies Total		592,583
Construction & Engineering — 0.5%
Comfort Systems USA, Inc.	1,262	12,191
CTCI Corp.	104,000	101,867
Dycom Industries, Inc. (a)	1,750	14,963
EMCOR Group, Inc. (a)	970	22,475
Fluor Corp.	5,400	229,500
Foster Wheeler AG (a)	12,450	262,197
Great Lakes Dredge & Dock Corp.	2,110	12,660
KBR, Inc.	860	17,492
KHD Humboldt Wedag International AG	694	3,641
Layne Christensen Co. (a)	560	13,591
Maire Tecnimont SpA	38,130	121,339
Pike Electric Corp. (a)	3,672	34,590
Sterling Construction Co., Inc. (a)	2,193	28,378
Toyo Engineering Corp.	32,000	92,549
Construction & Engineering Total		967,433
Electrical Equipment — 0.3%
Acuity Brands, Inc.	360	13,097
AMETEK, Inc.	800	32,120

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Baldor Electric Co.	1,185	42,755
Belden, Inc.	730	16,060
Broadwind Energy, Inc. (a)	1,002	2,806
Cooper Industries PLC, Class A	1,200	52,800
Fushi Copperweld, Inc. (a)	1,064	8,703
GrafTech International Ltd. (a)	2,136	31,228
Mitsubishi Electric Corp.	20,000	155,778
Roper Industries, Inc.	720	40,291
Schneider Electric SA	1,432	144,940
Electrical Equipment Total		540,578
Industrial Conglomerates — 0.7%
DCC PLC	5,181	117,040
General Electric Co.	52,129	751,700
McDermott International, Inc. (a)	2,010	43,536
Tyco International Ltd.	18,251	642,983
Industrial Conglomerates Total		1,555,259
Machinery — 1.6%
ArvinMeritor, Inc. (a)	1,795	23,515
Astec Industries, Inc. (a)	595	16,499
Bucyrus International, Inc.	2,120	100,594
CIRCOR International, Inc.	490	12,534
Columbus McKinnon Corp. (a)	1,725	24,098
Cummins, Inc.	3,820	248,797
Deere & Co.	1,531	85,246
Demag Cranes AG (a)	3,016	91,826
Dover Corp.	4,150	173,428
Eaton Corp.	3,300	215,952
EnPro Industries, Inc. (a)	790	22,239
Flowserve Corp.	2,750	233,200
FreightCar America, Inc.	567	12,826
Gardner Denver, Inc.	1,000	44,590
Harsco Corp.	470	11,045
Illinois Tool Works, Inc.	15,900	656,352
Ingersoll-Rand PLC	20,750	715,667
Kadant, Inc. (a)	988	17,211
Kennametal, Inc.	6,100	155,123
LB Foster Co., Class A (a)	497	12,882
Mueller Industries, Inc.	800	19,680
Navistar International Corp. (a)	4,111	202,261
Pall Corp.	990	34,026
Parker Hannifin Corp.	1,500	83,190

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Robbins & Myers, Inc.	1,355	29,458
Terex Corp. (a)	2,200	41,228
Machinery Total		3,283,467
Professional Services — 0.3%
Advisory Board Co. (a)	793	34,067
Atkins WS PLC	12,271	123,911
CDI Corp.	981	15,235
FTI Consulting, Inc. (a)	380	16,564
IHS, Inc., Class A (a)	540	31,547
Kforce, Inc. (a)	889	11,335
Korn/Ferry International (a)	2,699	37,516
LECG Corp. (a)	2,886	7,504
Manpower, Inc.	7,400	319,532
Navigant Consulting, Inc. (a)	870	9,030
Professional Services Total		606,241
Road & Rail — 0.3%
Arkansas Best Corp.	540	11,205
Canadian National Railway Co.	5,200	298,376
Con-way, Inc.	421	12,638
Dollar Thrifty Automotive Group, Inc. (a)	1,570	66,898
Genesee & Wyoming, Inc., Class A (a)	530	19,774
Heartland Express, Inc.	970	14,084
Hertz Global Holdings, Inc. (a)	1,600	15,136
Landstar System, Inc.	1,250	48,738
Old Dominion Freight Line, Inc. (a)	1,955	68,699
Roadrunner Transportation Systems, Inc. (a)	2,297	32,640
Ryder System, Inc.	300	12,069
Union Pacific Corp.	1,445	100,442
Werner Enterprises, Inc.	1,570	34,367
Road & Rail Total		735,066
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	660	16,711
Fastenal Co.	820	41,156
ITOCHU Corp.	16,100	125,530
Kaman Corp.	761	16,833
Kloeckner & Co. (a)	3,997	€69,917
Mitsui & Co., Ltd.	9,700	114,038
RSC Holdings, Inc. (a)	3,130	19,312
Trading Companies & Distributors Total		403,497

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Transportation Infrastructure — 0.0%
Aegean Marine Petroleum Network, Inc.	1,265	25,275
Transportation Infrastructure Total		25,275
INDUSTRIALS TOTAL		13,173,030
INFORMATION TECHNOLOGY — 9.0%
Communications Equipment — 0.9%
ADC Telecommunications, Inc. (a)	2,090	15,487
Anaren, Inc. (a)	952	14,223
Aruba Networks, Inc. (a)	3,600	51,264
Bel Fuse, Inc., Class B	429	7,083
Black Box Corp.	597	16,650
Blue Coat Systems, Inc. (a)	3,300	67,419
Brocade Communications Systems, Inc. (a)	6,200	31,992
Cisco Systems, Inc. (a)	43,795	933,272
CommScope, Inc. (a)	1,990	47,302
F5 Networks, Inc. (a)	920	63,084
Finisar Corp. (a)	1,610	23,989
Infinera Corp. (a)	3,680	23,662
Plantronics, Inc.	570	16,302
Polycom, Inc. (a)	1,239	36,910
QUALCOMM, Inc.	12,900	423,636
Symmetricom, Inc. (a)	2,420	12,318
Tekelec (a)	1,220	16,153
Tellabs, Inc.	1,770	11,310
Communications Equipment Total		1,812,056
Computers & Peripherals — 2.7%
Adaptec, Inc. (a)	3,335	9,638
Apple, Inc. (a)	7,050	1,773,287
Diebold, Inc.	2,000	54,500
EMC Corp. (a)	98,250	1,797,975
Hewlett-Packard Co.	31,920	1,381,498
NetApp, Inc. (a)	1,030	38,429
SanDisk Corp. (a)	830	34,918
Super Micro Computer, Inc. (a)	1,410	19,035
Teradata Corp. (a)	11,340	345,643
Computers & Peripherals Total		5,454,923
Electronic Equipment, Instruments & Components — 0.5%
Agilent Technologies, Inc. (a)	1,200	34,116
Anixter International, Inc. (a)	480	20,448

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Arrow Electronics, Inc. (a)	2,000	44,700
Benchmark Electronics, Inc. (a)	1,401	22,206
Brightpoint, Inc. (a)	2,355	16,485
CTS Corp.	1,553	14,350
Dolby Laboratories, Inc., Class A (a)	660	41,375
DTS, Inc. (a)	1,170	38,458
Electro Scientific Industries, Inc. (a)	980	13,093
FUJIFILM Holdings Corp.	4,300	123,694
Littelfuse, Inc. (a)	425	13,434
Methode Electronics, Inc.	1,484	14,454
Molex, Inc.	3,100	56,544
MTS Systems Corp.	570	16,530
Murata Manufacturing Co., Ltd.	2,600	123,832
NAM TAI Electronics, Inc. (a)	2,781	11,458
Tyco Electronics Ltd.	19,900	505,062
Electronic Equipment, Instruments & Components Total		1,110,239
Internet Software & Services — 0.8%
Akamai Technologies, Inc. (a)	9,130	370,404
Google, Inc., Class A (a)	2,222	988,679
GSI Commerce, Inc. (a)	2,350	67,680
InfoSpace, Inc. (a)	1,270	9,550
OpenTable, Inc. (a)	830	34,420
United Online, Inc.	2,140	12,327
VeriSign, Inc. (a)	1,580	41,949
Vocus, Inc. (a)	1,617	24,708
Internet Software & Services Total		1,549,717
IT Services — 1.2%
Acxiom Corp. (a)	920	13,515
Alliance Data Systems Corp. (a)	1,400	83,328
CACI International, Inc., Class A (a)	334	14,188
Cognizant Technology Solutions Corp., Class A (a)	11,680	584,701
CSG Systems International, Inc. (a)	841	15,415
ExlService Holdings, Inc. (a)	1,540	26,442
Gartner, Inc. (a)	1,435	33,364
Global Payments, Inc.	1,250	45,675
Hewitt Associates, Inc., Class A (a)	880	30,325
International Business Machines Corp.	9,300	1,148,364
MAXIMUS, Inc.	310	17,940
MoneyGram International, Inc. (a)	5,226	12,804

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
RightNow Technologies, Inc. (a)	1,841	28,885
TeleTech Holdings, Inc. (a)	960	12,374
Visa, Inc., Class A	3,150	222,862
Western Union Co.	11,300	168,483
Wright Express Corp. (a)	831	24,681
IT Services Total		2,483,346
Office Electronics — 0.1%
Canon, Inc.	5,400	201,329
Office Electronics Total		201,329
Semiconductors & Semiconductor Equipment — 1.0%
Amkor Technology, Inc. (a)	1,820	10,028
Analog Devices, Inc.	2,249	62,657
Atmel Corp. (a)	5,700	27,360
ATMI, Inc. (a)	850	12,444
Cavium Networks, Inc. (a)	885	23,178
Cirrus Logic, Inc. (a)	1,455	23,004
Disco Corp.	510	32,345
Fairchild Semiconductor International, Inc. (a)	1,216	10,227
Integrated Device Technology, Inc. (a)	1,960	9,702
Intel Corp.	18,350	356,908
Kulicke & Soffa Industries, Inc. (a)	1,503	10,551
Lam Research Corp. (a)	4,116	156,655
Marvell Technology Group Ltd. (a)	2,380	37,509
MediaTek, Inc.	7,000	97,629
Micron Technology, Inc. (a)	3,990	33,875
MKS Instruments, Inc. (a)	693	12,973
Netlogic Microsystems, Inc. (a)	8,250	224,400
OmniVision Technologies, Inc. (a)	1,976	42,365
Power Integrations, Inc.	765	24,629
Silicon Laboratories, Inc. (a)	1,455	59,015
Texas Instruments, Inc.	25,400	591,312
Varian Semiconductor Equipment Associates, Inc. (a)	6,420	183,997
Veeco Instruments, Inc. (a)	885	30,338
Verigy Ltd. (a)	1,133	9,846
Volterra Semiconductor Corp. (a)	1,285	29,632
Zoran Corp. (a)	1,135	10,828
Semiconductors & Semiconductor Equipment Total		2,123,407

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 1.8%
Advent Software, Inc. (a)	770	36,159
ANSYS, Inc. (a)	830	33,673
Autodesk, Inc. (a)	9,160	223,138
Autonomy Corp. PLC (a)	5,563	150,135
Blackboard, Inc. (a)	2,320	86,606
BroadSoft, Inc. (a)	1,614	13,800
Citrix Systems, Inc. (a)	1,510	63,767
Compuware Corp. (a)	1,490	11,890
Concur Technologies, Inc. (a)	919	39,223
Informatica Corp. (a)	1,005	23,999
Jack Henry & Associates, Inc.	400	9,552
Mentor Graphics Corp. (a)	1,941	17,178
Microsoft Corp.	34,880	802,589
Monotype Imaging Holdings, Inc. (a)	1,398	12,596
Netscout Systems, Inc. (a)	1,761	25,041
Nintendo Co. Ltd., ADR	5,300	197,542
Nintendo Co., Ltd.	500	145,648
Nuance Communications, Inc. (a)	28,550	426,823
Oracle Corp.	33,750	724,275
Parametric Technology Corp. (a)	780	12,223
Pegasystems, Inc.	690	22,156
Progress Software Corp. (a)	570	17,117
Red Hat, Inc. (a)	2,460	71,192
Rovi Corp. (a)	1,831	69,413
Salesforce.com, Inc. (a)	3,910	335,556
Solera Holdings, Inc.	580	20,996
SuccessFactors, Inc. (a)	2,340	48,649
Taleo Corp., Class A (a)	1,625	39,471
TIBCO Software, Inc. (a)	8,720	105,163
Software Total		3,785,570
INFORMATION TECHNOLOGY TOTAL		18,520,587
MATERIALS — 3.5%
Chemicals — 0.9%
Albemarle Corp.	1,725	68,500
BASF SE	4,912	267,982
Celanese Corp., Series A	24,300	605,313
CF Industries Holdings, Inc.	790	50,126
Clariant AG, Registered Shares (a)	14,799	187,498
Cytec Industries, Inc.	330	13,197
Eastman Chemical Co.	363	19,370
H.B. Fuller Co.	1,350	25,637

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Hitachi Chemical Co., Ltd.	5,900	109,534
Huntsman Corp.	1,447	12,545
International Flavors & Fragrances, Inc.	800	33,936
OM Group, Inc. (a)	947	22,595
Potash Corp. of Saskatchewan, Inc.	4,142	357,206
PPG Industries, Inc.	1,300	78,533
Rockwood Holdings, Inc. (a)	815	18,492
Solutia, Inc. (a)	5,603	73,399
Chemicals Total		1,943,863
Construction Materials — 0.1%
Ciments Francais SA	837	62,306
Eagle Materials, Inc.	432	11,202
Martin Marietta Materials, Inc.	470	39,860
Construction Materials Total		113,368
Containers & Packaging — 0.3%
Crown Holdings, Inc. (a)	6,270	157,001
Greif, Inc., Class A	235	13,052
Greif, Inc., Class B	741	38,976
Packaging Corp. of America	19,262	424,149
Silgan Holdings, Inc.	620	17,596
Containers & Packaging Total		650,774
Metals & Mining — 1.9%
Agnico-Eagle Mines Ltd.	2,896	176,019
Allegheny Technologies, Inc.	10,475	462,890
AngloGold Ashanti Ltd., ADR	1,448	62,525
Aurubis AG	3,013	131,146
Barrick Gold Corp.	2,891	131,280
BHP Billiton Ltd., ADR	740	45,873
BHP Billiton PLC	10,487	271,371
Carpenter Technology Corp.	450	14,774
Centerra Gold, Inc. (a)	6,941	76,416
Cliffs Natural Resources, Inc.	1,000	47,160
Eastern Platinum Ltd. (a)	78,000	71,072
First Quantum Minerals Ltd.	1,068	53,724
Freeport-McMoRan Copper & Gold, Inc.	5,185	306,589
Gammon Gold, Inc. (a)	3,735	20,393
Gold Fields Ltd., ADR	2,877	38,465
Goldcorp, Inc.	2,346	102,872
Haynes International, Inc.	527	16,247
Ivanhoe Mines Ltd. (a)	1,456	18,986

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Jaguar Mining, Inc. (a)	4,353	38,437
Newmont Mining Corp.	7,578	467,866
Novagold Resources, Inc. (a)	5,109	35,661
Nucor Corp.	9,000	344,520
Olympic Steel, Inc.	659	15,137
OneSteel Ltd.	24,911	61,682
RTI International Metals, Inc. (a)	770	18,565
Schnitzer Steel Industries, Inc., Class A	800	31,360
Silver Wheaton Corp. (a)	5,771	115,997
Steel Dynamics, Inc.	2,690	35,481
Teck Resources Ltd., Class B	2,807	83,031
Terra Nova Royalty Corp. (a)	850	7,081
Thompson Creek Metals Co., Inc. (a)	16,942	147,054
United States Steel Corp.	9,075	349,841
Vale SA, ADR	2,691	65,526
Walter Energy, Inc.	1,164	70,829
Metals & Mining Total		3,935,870
Paper & Forest Products — 0.3%
International Paper Co.	8,600	194,618
Svenska Cellulosa AB, Class B	11,056	130,048
Weyerhaeuser Co.	6,700	235,840
Paper & Forest Products Total		560,506
MATERIALS TOTAL		7,204,381
TELECOMMUNICATION SERVICES — 1.2%
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	28,752	695,511
Bezeq Israeli Telecommunication Corp., Ltd.	52,904	115,738
Qwest Communications International, Inc.	7,500	39,375
Tele2 AB, Class B	9,638	144,096
Telefonica SA	3,019	55,750
Telenor ASA	7,453	93,599
Warwick Valley Telephone Co.	948	13,339
Diversified Telecommunication Services Total		1,157,408
Wireless Telecommunication Services — 0.7%
American Tower Corp., Class A (a)	7,514	334,373
Freenet AG (a)	9,642	98,835

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Millicom International Cellular SA	1,632	132,306
NII Holdings, Inc. (a)	7,965	259,022
NTELOS Holdings Corp.	1,140	19,608
NTT DoCoMo, Inc.	57	86,197
SBA Communications Corp., Class A (a)	2,635	89,616
Shenandoah Telecommunications Co.	786	13,944
Softbank Corp.	6,700	177,092
Syniverse Holdings, Inc. (a)	1,082	22,127
Vivo Participacoes SA, ADR	3,311	85,821
Vodafone Group PLC	32,821	68,012
Wireless Telecommunication Services Total		1,386,953
TELECOMMUNICATION SERVICES TOTAL		2,544,361
UTILITIES — 2.2%
Electric Utilities — 0.8%
ALLETE, Inc.	730	24,995
American Electric Power Co., Inc.	28,400	917,320
El Paso Electric Co. (a)	1,087	21,033
Enel SpA	22,295	94,319
Fortum OYJ	8,281	182,300
Hawaiian Electric Industries, Inc.	440	10,023
MGE Energy, Inc.	610	21,984
Northeast Utilities	7,524	191,712
Southern Co.	3,251	108,193
UIL Holdings Corp.	26	651
Electric Utilities Total		1,572,530
Gas Utilities — 0.1%
Laclede Group, Inc.	680	22,528
Nicor, Inc.	680	27,540
PT Perusahaan Gas Negara	228,500	96,618
Questar Corp.	760	34,573
Gas Utilities Total		181,259
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (a)	4,150	38,346
Black Hills Corp.	890	25,338
International Power PLC	39,545	175,201
Independent Power Producers & Energy Traders Total		238,885
Multi-Utilities — 1.2%
AGL Energy Ltd.	11,237	138,389
Avista Corp.	1,250	24,412
CenterPoint Energy, Inc.	2,844	37,427

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
CH Energy Group, Inc.	440	17,266
MDU Resources Group, Inc.	1,093	19,707
NorthWestern Corp.	880	23,056
PG&E Corp.	20,858	857,264
Public Service Enterprise Group, Inc.	1,900	59,527
RWE AG	2,985	194,564
Sempra Energy	9,850	460,881
Wisconsin Energy Corp.	6,600	334,884
Xcel Energy, Inc.	14,820	305,440
Multi-Utilities Total		2,472,817
UTILITIES TOTAL		4,465,491

Total Common Stocks (cost of $103,153,062)		108,191,971

		Par ($)
Corporate Fixed-Income Bonds & Notes — 14.1%
BASIC MATERIALS — 0.4%
Chemicals — 0.1%
CF Industries, Inc.
	6.875% 05/01/18	70,000	71,225
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC
	8.875% 02/01/18	115,000	103,787
INEOS Finance PLC
	9.000% 05/15/15 (c)	110,000	109,725
LBI Escrow Corp.
	8.000% 11/01/17 (c)	65,000	66,950
Chemicals Total			351,687
Forest Products & Paper — 0.1%
Cascades, Inc.
	7.750% 12/15/17	15,000	14,925
Georgia-Pacific Corp.
	8.000% 01/15/24	100,000	106,000
Forest Products & Paper Total			120,925
Iron/Steel — 0.1%
ArcelorMittal USA, Inc.
	6.500% 04/15/14	200,000	214,054
Iron/Steel Total			214,054
Metals & Mining — 0.1%
Novelis, Inc.
	7.250% 02/15/15	15,000	14,475

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Vale Overseas Ltd.
	6.250% 01/23/17	200,000	217,844
Metals & Mining Total			232,319
BASIC MATERIALS TOTAL			918,985
COMMUNICATIONS — 3.0%
Advertising — 0.0%
Interpublic Group of Companies, Inc.
	10.000% 07/15/17	5,000	5,512
Advertising Total			5,512
Media — 1.0%
Belo Corp.
	8.000% 11/15/16	30,000	30,825
Cablevision Systems Corp.
	8.625% 09/15/17 (c)	90,000	91,800
Clear Channel Worldwide Holdings, Inc.
	9.250% 12/15/17 (c)	65,000	65,325
Comcast Corp.
	7.050% 03/15/33	225,000	259,776
DISH DBS Corp.
	6.625% 10/01/14	310,000	310,000
	7.875% 09/01/19	110,000	114,400
Gray Television, Inc.
	10.500% 06/29/15 (c)	40,000	38,800
Insight Communications
	9.375% 07/15/18 (c)(d)	10,000	10,025
Mediacom LLC / Mediacom Capital Corp.
	9.125% 08/15/19	65,000	62,725
News America, Inc.
	6.550% 03/15/33	200,000	214,454
Nielsen Finance LLC / Nielsen Finance Co.
	10.000% 08/01/14	55,000	56,238
RR Donnelley & Sons Co.
	6.125% 01/15/17	300,000	301,290
Salem Communications Corp.
	9.625% 12/15/16	70,000	72,100
Sinclair Television Group, Inc.
	9.250% 11/01/17 (c)	70,000	70,700
Sirius XM Radio, Inc.
	8.750% 04/01/15 (c)	25,000	24,625
	9.750% 09/01/15 (c)	20,000	21,250

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Time Warner, Inc.
	6.200% 03/15/40	185,000	195,131
Viacom, Inc.
	6.125% 10/05/17	110,000	124,920
Media Total			2,064,384
Telecommunication Services — 2.0%
America Movil SAB de CV
	5.625% 11/15/17	250,000	273,279
AT&T, Inc.
	4.950% 01/15/13	250,000	271,369
British Telecommunications PLC
	5.150% 01/15/13	225,000	235,961
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	365,000	409,218
Cincinnati Bell, Inc.
	8.250% 10/15/17	50,000	46,750
Crown Castle International Corp.
	7.125% 11/01/19	65,000	63,538
Intelsat Corp.
	9.250% 06/15/16	140,000	147,000
ITC Deltacom, Inc.
	10.500% 04/01/16 (c)	115,000	110,400
Level 3 Financing, Inc.
	8.750% 02/15/17	60,000	51,900
	9.250% 11/01/14	35,000	31,763
Lucent Technologies, Inc.
	6.450% 03/15/29	300,000	198,000
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	175,000	240,240
New Communications Holdings, Inc.
	8.250% 04/15/17 (c)	65,000	65,244
Nextel Communications, Inc.
	7.375% 08/01/15	610,000	579,500
PAETEC Holding Corp.
	8.875% 06/30/17 (c)	75,000	75,000
Qwest Communications International, Inc.
	7.500% 02/15/14	560,000	561,400
Telecom Italia Capital SA
	4.950% 09/30/14	210,000	210,421

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telefonica Emisiones SAU
	0.674% 02/04/13 (08/04/10) (e)(f)	250,000	241,054
Vodafone Group PLC
	5.750% 03/15/16	175,000	193,771
Windstream Corp.
	7.875% 11/01/17	65,000	63,456
Telecommunication Services Total			4,069,264
COMMUNICATIONS TOTAL			6,139,160
CONSUMER CYCLICAL — 0.5%
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing Holdings, Inc.
	9.250% 01/15/17 (c)	65,000	66,950
Lear Corp.
	7.875% 03/15/18	65,000	65,163
Auto Parts & Equipment Total			132,113
Entertainment — 0.1%
Pinnacle Entertainment, Inc.
	8.750% 05/15/20 (c)	55,000	50,944
Shingle Springs Tribal Gaming Authority
	9.375% 06/15/15 (c)	105,000	83,212
Entertainment Total			134,156
Home Builders — 0.0%
K Hovnanian Enterprises, Inc.
	10.625% 10/15/16	45,000	45,000
Home Builders Total			45,000
Home Furnishings — 0.0%
Norcraft Companies LP/Norcraft Finance Corp.
	10.500% 12/15/15 (c)	70,000	72,100
Home Furnishings Total			72,100
Housewares — 0.0%
Libbey Glass, Inc.
	10.000% 02/15/15 (c)	65,000	67,275
Housewares Total			67,275
Lodging — 0.1%
MGM Mirage, Inc.
	9.000% 03/15/20 (c)	65,000	66,788
	11.375% 03/01/18 (c)	50,000	47,000
Lodging Total			113,788
Retail — 0.2%
CVS Pass-Through Trust
	7.507% 01/10/32 (c)	223,604	254,607

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Michaels Stores, Inc.
	11.375% 11/01/16	5,000	5,200
Neiman Marcus Group, Inc.
	PIK,
	9.000% 10/15/15	77,000	77,192
QVC, Inc.
	7.500% 10/01/19 (c)	135,000	132,637
Rite Aid Corp.
	10.250% 10/15/19	35,000	34,869
Retail Total			504,505
CONSUMER CYCLICAL TOTAL			1,068,937
CONSUMER NON-CYCLICAL — 1.4%
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
	2.500% 03/26/13 (c)	275,000	278,260
Bottling Group LLC
	6.950% 03/15/14	200,000	236,038
Miller Brewing Co.
	5.500% 08/15/13 (c)	250,000	273,499
Beverages Total			787,797
Commercial Services — 0.1%
Cardtronics, Inc.
	9.250% 08/15/13	10,000	10,100
Garda World Security Corp.
	9.750% 03/15/17 (c)	20,000	20,300
Trans Union LLC/TransUnion Financing Corp.
	11.375% 06/15/18 (c)	15,000	15,525
United Rentals North America, Inc.
	9.250% 12/15/19	10,000	10,075
	10.875% 06/15/16	65,000	69,712
Commercial Services Total			125,712
Food — 0.2%
ConAgra Foods, Inc.
	5.875% 04/15/14	190,000	214,826
Kraft Foods, Inc.
	5.375% 02/10/20	225,000	241,099
Michael Foods, Inc.
	9.750% 07/15/18 (c)	25,000	25,688

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
	9.250% 04/01/15	30,000	30,600
Food Total			512,213
Healthcare Services — 0.4%
Apria Healthcare Group, Inc.
	11.250% 11/01/14 (c)	65,000	69,225
Capella Healthcare, Inc.
	9.250% 07/01/17 (c)	5,000	5,050
Community Health Systems, Inc.
	8.875% 07/15/15	100,000	103,125
HCA, Inc.
	7.250% 09/15/20	65,000	65,325
	PIK,
	9.625% 11/15/16	205,000	219,350
Radiation Therapy Services, Inc.
	9.875% 04/15/17 (c)	10,000	9,600
Roche Holdings, Inc.
	6.000% 03/01/19 (c)	200,000	232,979
Select Medical Corp.
	7.625% 02/01/15	30,000	28,200
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
	8.000% 02/01/18	75,000	72,000
Healthcare Services Total			804,854
Household Products/Wares — 0.1%
Jarden Corp.
	8.000% 05/01/16	65,000	66,788
Spectrum Brands Holdings, Inc.
	9.500% 06/15/18 (c)	45,000	46,406
Household Products/Wares Total			113,194
Pharmaceuticals — 0.2%
Express Scripts, Inc.
	6.250% 06/15/14	200,000	226,443
Omnicare, Inc.
	6.875% 12/15/15	110,000	110,000
Wyeth
	5.500% 02/01/14	180,000	202,201
Pharmaceuticals Total			538,644
CONSUMER NON-CYCLICAL TOTAL			2,882,414
ENERGY — 1.8%
Coal — 0.1%
Arch Coal, Inc.
	8.750% 08/01/16 (c)	200,000	208,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Consol Energy, Inc.
	8.250% 04/01/20 (c)	15,000	15,637
Coal Total			224,137
Oil & Gas — 0.8%
Anadarko Petroleum Corp.
	6.200% 03/15/40	275,000	217,575
Berry Petroleum Co.
	8.250% 11/01/16	5,000	4,838
Canadian Natural Resources Ltd.
	5.700% 05/15/17	250,000	279,821
Concho Resources, Inc.
	8.625% 10/01/17	65,000	66,950
Denbury Resources, Inc.
	7.500% 12/15/15	65,000	65,650
Forest Oil Corp.
	7.250% 06/15/19	65,000	62,725
Hilcorp Energy LP/Hilcorp Finance Co.
	7.750% 11/01/15 (c)	80,000	78,800
Nexen, Inc.
	5.875% 03/10/35	210,000	205,458
PetroHawk Energy Corp.
	7.875% 06/01/15	110,000	110,275
	10.500% 08/01/14	55,000	59,125
Quicksilver Resources, Inc.
	8.250% 08/01/15	15,000	14,812
	9.125% 08/15/19	65,000	65,975
Range Resources Corp.
	7.500% 05/15/16	200,000	201,750
SandRidge Energy, Inc.
	PIK,
	8.625% 04/01/15	35,000	33,994
Talisman Energy, Inc.
	6.250% 02/01/38	180,000	191,999
Oil & Gas Total			1,659,747
Oil & Gas Services — 0.2%
Expro Finance Luxembourg SCA
	8.500% 12/15/16 (c)	65,000	62,075
Weatherford International Ltd.
	5.150% 03/15/13	190,000	199,045
Oil & Gas Services Total			261,120

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — 0.7%
El Paso Corp.
	6.875% 06/15/14	430,000	437,815
Enterprise Products Operating LLC
	4.600% 08/01/12	190,000	198,717
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	200,000	199,748
Regency Energy Partners LP/Regency Energy Finance Corp.
	9.375% 06/01/16 (c)	195,000	206,700
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (e)(f)	245,000	218,356
Williams Partners LP
	6.300% 04/15/40 (c)	210,000	210,989
Pipelines Total			1,472,325
ENERGY TOTAL			3,617,329
FINANCIALS — 5.0%
Banks — 3.0%
ANZ National International Ltd.
	6.200% 07/19/13 (c)	250,000	276,973
Barclays Bank PLC
	6.750% 05/22/19	375,000	417,163
Bear Stearns Companies LLC
	7.250% 02/01/18	425,000	496,272
Capital One Financial Corp.
	5.500% 06/01/15	250,000	268,284
CIT Group, Inc.
	7.000% 05/01/17	225,000	202,500
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19 (c)	750,000	874,769
Citigroup Funding, Inc.
	2.000% 03/30/12 (g)	800,000	816,630
Commonwealth Bank of Australia
	3.750% 10/15/14 (c)	200,000	205,605
Credit Suisse/New York NY
	6.000% 02/15/18	325,000	339,126
Deutsche Bank AG London
	4.875% 05/20/13	300,000	320,320

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Goldman Sachs Group, Inc.
	5.350% 01/15/16	215,000	222,436
Keycorp
	6.500% 05/14/13	225,000	246,121
Merrill Lynch & Co., Inc.
	6.875% 04/25/18	525,000	560,060
Morgan Stanley
	6.750% 04/15/11	150,000	155,192
U.S. Bank N.A.
	6.300% 02/04/14	350,000	396,802
Wachovia Corp.
	4.875% 02/15/14	375,000	392,313
Banks Total			6,190,566
Diversified Financial Services — 1.0%
Ally Financial, Inc.
	8.000% 03/15/20 (c)	175,000	171,062
American General Finance Corp.
	6.900% 12/15/17	110,000	87,588
ERAC USA Finance LLC
	6.375% 10/15/17 (c)	200,000	225,136
Ford Motor Credit Co.
	8.000% 12/15/16	175,000	178,953
General Electric Capital Corp.
	2.250% 03/12/12	800,000	820,765
	5.000% 01/08/16	430,000	453,450
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11 (h)	350,000	69,125
Diversified Financial Services Total			2,006,079
Insurance — 0.8%
Chubb Corp.
	5.750% 05/15/18	150,000	167,011
CNA Financial Corp.
	7.350% 11/15/19	185,000	196,589
Lincoln National Corp.
	8.750% 07/01/19	175,000	214,478
MetLife, Inc.
	6.817% 08/15/18	285,000	322,348
Principal Life Income Funding Trusts
	5.300% 04/24/13	225,000	243,300
Prudential Financial, Inc.
	6.100% 06/15/17	200,000	213,001

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Transatlantic Holdings, Inc.
	8.000% 11/30/39	200,000	201,927
UnitedHealth Group, Inc.
	5.250% 03/15/11	200,000	205,216
Insurance Total			1,763,870
Real Estate Investment Trusts (REITs) — 0.2%
Duke Realty LP
	8.250% 08/15/19	200,000	231,720
Simon Property Group LP
	6.750% 02/01/40	170,000	189,834
Real Estate Investment Trusts (REITs) Total			421,554
FINANCIALS TOTAL			10,382,069
INDUSTRIALS — 0.8%
Aerospace & Defense — 0.2%
BE Aerospace, Inc.
	8.500% 07/01/18	95,000	99,750
Kratos Defense & Security Solutions, Inc.
	10.000% 06/01/17 (c)	15,000	15,225
United Technologies Corp.
	5.375% 12/15/17	250,000	286,560
Aerospace & Defense Total			401,535
Building Materials — 0.0%
Nortek, Inc.
	11.000% 12/01/13	20,000	20,850
Building Materials Total			20,850
Machinery-Diversified — 0.1%
Case New Holland, Inc.
	7.875% 12/01/17 (c)	55,000	55,413
Manitowoc Co., Inc.
	9.500% 02/15/18	65,000	65,000
Machinery-Diversified Total			120,413
Miscellaneous Manufacturing — 0.2%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	180,000	223,017
Tyco International Ltd./Tyco International Finance SA
	7.000% 12/15/19	180,000	218,115
Miscellaneous Manufacturing Total			441,132
Packaging & Containers — 0.1%
Graphic Packaging International, Inc.
	9.500% 06/15/17	140,000	146,300
Packaging & Containers Total			146,300

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — 0.2%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	225,000	253,097
Norfolk Southern Corp.
	5.750% 04/01/18	175,000	197,816
Transportation Total			450,913
INDUSTRIALS TOTAL			1,581,143
TECHNOLOGY — 0.3%
Computers — 0.0%
Sungard Data Systems, Inc.
	10.250% 08/15/15	40,000	41,300
Computers Total			41,300
Networking Products — 0.1%
Cisco Systems, Inc.
	4.950% 02/15/19	195,000	214,331
Networking Products Total			214,331
Semiconductors — 0.0%
Freescale Semiconductor, Inc.
	9.250% 04/15/18 (c)	5,000	4,938
Semiconductors Total			4,938
Software — 0.2%
First Data Corp.
	9.875% 09/24/15	40,000	30,400
Oracle Corp.
	6.500% 04/15/38	190,000	230,556
Software Total			260,956
TECHNOLOGY TOTAL			521,525
UTILITIES — 0.9%
Electric — 0.7%
Commonwealth Edison Co.
	6.150% 09/15/17	200,000	229,551
Consolidated Edison Co. of New York
	5.850% 03/15/36	185,000	200,707
Dominion Resources, Inc.
	5.200% 08/15/19	190,000	206,000
Dynegy Holdings, Inc.
	7.750% 06/01/19	50,000	34,562
Indiana Michigan Power Co.
	5.650% 12/01/15	175,000	192,060
NRG Energy, Inc.
	7.375% 01/15/17	200,000	198,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Pacific Gas & Electric Co.
	5.800% 03/01/37	200,000	217,370
Progress Energy, Inc.
	7.750% 03/01/31	200,000	253,258
Electric Total			1,531,508
Gas — 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	175,000	194,631
Sempra Energy
	6.500% 06/01/16	180,000	206,550
Gas Total			401,181
UTILITIES TOTAL			1,932,689

	Total Corporate Fixed-Income Bonds & Notes (cost of $27,728,011)		29,044,251

Government & Agency Obligations — 9.7%
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Province of Ontario
	5.450% 04/27/16	500,000	574,743
Province of Quebec
	4.625% 05/14/18	435,000	475,149
United Mexican States
	7.500% 04/08/33	250,000	313,125
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,363,017
U.S. GOVERNMENT AGENCIES — 0.1%
Federal Home Loan Bank
	5.500% 08/13/14	165,000	190,203
Federal Home Loan Mortgage Corp.
	3.125% 10/25/10 (i)	85,000	85,784
U.S. GOVERNMENT AGENCIES TOTAL			275,987
U.S. GOVERNMENT OBLIGATIONS — 8.9%
U.S. Treasury Bonds
	5.375% 02/15/31	4,165,000	5,124,249
U.S. Treasury Inflation Indexed Bonds
	2.125% 02/15/40	55,472	60,781
	2.375% 01/15/25	491,513	545,233
	3.875% 04/15/29	437,603	587,243
U.S. Treasury Inflation Indexed Notes
	1.625% 01/15/15	376,751	397,708
	1.875% 07/15/13	249,255	263,646
	2.000% 01/15/14	294,950	314,214

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
	2.000% 01/15/16	269,093	290,305
	2.125% 01/15/19	284,298	310,240
	2.625% 07/15/17	220,882	249,166
	3.000% 07/15/12	1,739,851	1,850,903
U.S. Treasury Notes
	0.875% 04/30/11	2,135,000	2,144,507
	1.375% 10/15/12	4,400,000	4,465,314
	2.125% 11/30/14	850,000	868,063
	2.375% 10/31/14	750,000	773,789
U.S. GOVERNMENT OBLIGATIONS TOTAL			18,245,361

	Total Government & Agency Obligations (cost of $18,853,180)		19,884,365

Mortgage-Backed Securities — 8.6%
Federal Home Loan Mortgage Corp.
	4.500% 01/01/40	2,424,496	2,515,111
	4.500% 06/01/40	2,500,000	2,593,438
	5.000% 06/01/36	468,639	496,557
	5.000% 02/01/38	632,698	670,255
	6.500% 02/01/11	1,644	1,658
	6.500% 04/01/11	6,879	7,134
	6.500% 05/01/11	4,796	5,024
	6.500% 10/01/11	5,867	6,058
	6.500% 07/01/16	7,508	8,110
	6.500% 04/01/26	20,703	22,974
	6.500% 06/01/26	27,055	30,023
	6.500% 02/01/27	22,986	25,546
	6.500% 06/01/31	29,098	32,387
	6.500% 07/01/31	8,226	9,156
	7.000% 07/01/28	32,494	36,895
	7.000% 04/01/29	20,531	23,312
	7.000% 01/01/30	4,417	5,019
	7.000% 06/01/31	6,186	7,036
	7.000% 08/01/31	68,562	77,987
	7.500% 08/01/15	283	307
	7.500% 01/01/30	43,370	49,661
	8.000% 09/01/15	16,487	18,030
Federal National Mortgage Association
	4.000% 01/01/25	482,897	502,958
	4.500% 04/01/40	844,983	877,224
	4.500% 05/01/40	275,844	286,369

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	5.000% 01/01/38	768,195	814,035
	5.000% 05/01/40	1,371,319	1,453,012
	5.500% 03/01/37	1,153,602	1,240,194
	5.500% 06/01/37	324,968	349,291
	5.500% 04/01/39	749,465	805,562
	6.000% 03/01/39	352,431	382,905
	6.500% 03/01/11	1,272	1,334
	7.000% 03/01/15	28,692	30,863
	7.000% 07/01/16	6,831	7,493
	7.000% 02/01/31	17,592	19,917
	7.000% 07/01/31	64,795	73,394
	7.000% 07/01/32	5,229	5,913
	7.500% 06/01/15	5,532	6,065
	7.500% 08/01/15	28,568	31,323
	7.500% 09/01/15	9,508	10,425
	7.500% 02/01/31	19,771	22,537
	7.500% 08/01/31	15,844	18,070
	8.000% 12/01/29	19,215	22,266
	8.000% 04/01/30	27,689	32,070
	8.000% 05/01/30	2,618	3,032
	8.000% 07/01/31	28,302	32,792
Government National Mortgage Association
	5.000% 04/15/39	1,817,543	1,941,136
	5.500% 02/15/37	124,213	134,511
	5.500% 09/15/39	1,220,671	1,321,554
	6.000% 04/15/13	1,958	2,129
	6.500% 05/15/13	6,330	6,894
	6.500% 06/15/13	2,160	2,353
	6.500% 08/15/13	2,101	2,289
	6.500% 11/15/13	12,428	13,536
	6.500% 07/15/14	11,269	12,273
	6.500% 01/15/29	4,907	5,502
	6.500% 03/15/29	60,295	67,607
	6.500% 04/15/29	82,852	92,900
	6.500% 05/15/29	77,533	86,937
	6.500% 07/15/31	34,145	38,243
	7.000% 11/15/13	81,210	86,653
	7.000% 05/15/29	8,716	9,907
	7.000% 09/15/29	25,681	29,189
	7.000% 06/15/31	21,948	24,934
	7.500% 06/15/23	707	802
	7.500% 01/15/26	17,505	19,878

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	7.500% 09/15/29	28,208	32,125
	8.000% 07/15/25	8,690	9,429
	8.500% 12/15/30	2,549	2,978
	9.000% 12/15/17	15,868	17,594

	Total Mortgage-Backed Securities (cost of $17,071,360)		17,632,075

Commercial Mortgage-Backed Securities — 5.3%
Bear Stearns Commercial Mortgage Securities
	4.804% 09/11/42	800,000	835,807
	5.742% 09/11/42 (07/01/10) (e)(f)	1,000,000	1,043,754
	5.746% 09/11/42	707,000	774,662
Commercial Mortgage Pass Through Certificates
	5.234% 07/10/37 (07/01/10) (e)(f)	980,000	1,015,965
Credit Suisse First Boston Mortgage Securities Corp.
	4.681% 04/15/37	249,998	257,190
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	725,000	764,899
Greenwich Capital Commercial Funding Corp.
	5.190% 04/10/37 (07/01/10) (e)(f)	350,000	371,191
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.134% 10/15/37	290,167	299,356
	4.824% 10/15/42 (07/01/10) (e)(f)	379,794	396,632
	5.201% 08/12/37 (07/01/10) (e)(f)	518,174	542,244
	5.440% 06/12/47	1,020,000	1,018,693
	5.447% 06/12/47	509,000	528,642
LB-UBS Commercial Mortgage Trust
	6.226% 03/15/26	191,015	191,942
Morgan Stanley Capital I
	5.325% 12/15/43	800,000	863,621
	5.809% 12/12/49	1,500,000	1,553,267
Nationslink Funding Corp.
	7.104% 01/22/26	402,212	440,264

	Total Commercial Mortgage-Backed Securities (cost of $10,245,732)		10,898,129

		Par ($)	Value ($)
Collateralized Mortgage Obligations — 1.5%
AGENCY — 1.3%
Federal Home Loan Mortgage Corp.
	4.000% 11/15/22	219,920	229,407
	4.500% 02/15/18	305,431	322,254
	5.000% 05/15/33	720,000	778,614
	6.000% 02/15/28	281,500	283,633
Federal National Mortgage Association
	4.000% 12/25/20	429,083	444,617
	5.000% 12/25/15	131,203	131,743
	5.000% 12/25/16	275,000	284,628
Government National Mortgage Association
	4.000% 05/16/39	212,071	218,468
AGENCY TOTAL			2,693,364
NON - AGENCY — 0.2%
American Mortgage Trust
	8.445% 09/27/22 (b)(e)	5,927	3,593
Countrywide Alternative Loan Trust
	5.500% 10/25/35	488,542	409,605
NON-AGENCY TOTAL			413,198

	Total Collateralized Mortgage Obligations (cost of $3,162,491)		3,106,562

Asset-Backed Securities — 0.7%
Franklin Auto Trust
	5.360% 05/20/16	989,000	1,017,186
Green Tree Financial Corp.
	6.870% 01/15/29	100,868	107,263
Harley-Davidson Motorcycle Trust
	5.350% 03/15/13	396,615	404,830

	Total Asset-Backed Securities (cost of $1,481,326)		1,529,279

	Shares	Value ($)
Convertible Preferred Stock — 0.2%
FINANCIALS — 0.1%
Commercial Banks — 0.1%
Fifth Third Bancorp., 8.500%	900	110,277
Commercial Banks Total		110,277
Diversified Financial Services — 0.1%
Citigroup, Inc., 7.500%	2,098	237,074
Diversified Financial Services Total		237,074
FINANCIALS TOTAL		347,351

Total Convertible Preferred Stock (cost of $345,031)		347,351

	Par ($)
Convertible Bond — 0.0%
ENERGY — 0.0%
Energy Equipment & Services — 0.0%
Cameron International Corp. 2.500% 06/15/26	13,000	14,560
Energy Equipment & Services Total		14,560
ENERGY TOTAL		14,560

Total Convertible Bond (cost of $15,370)		14,560

	Shares
Investment Companies — 2.0%
iShares MSCI EAFE Index Fund	2,190	101,857
iShares MSCI Japan Index Fund	443,000	4,075,600

Total Investment Companies (cost of $4,474,845)		4,177,457

	Par ($)
Short-Term Obligation — 4.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10, at 0.000%, collateralized by U.S. Government Agency obligations with various maturities to 07/17/15 and a U.S. Treasury obligation maturing 01/15/12, market value $9,510,816 (repurchase proceeds $9,296,000)	9,296,000	9,296,000

Total Short-Term Obligation (cost of $9,296,000)		9,296,000

Total Investments — 99.1% (cost of $195,826,408)(j)(k)		204,122,000

Other Assets & Liabilities, Net — 0.9%		1,847,216

Net Assets — 100.0%		205,969,216

Notes to Investment Portfolio:

* Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Purchased options are valued at the last reported sales price, or in the absence of a sale, at the last quoted bid price. Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$10,696,412	$1,629,780	$—	$12,326,192
Consumer Staples	6,308,535	1,263,521	16,108	7,588,164
Energy	11,205,359	918,737	—	12,124,096
Financials	14,877,026	3,580,236	—	18,457,262
Health Care	10,719,778	1,068,629	—	11,788,407
Industrials	11,407,584	1,765,446	—	13,173,030
Information Technology	17,645,975	874,612	—	18,520,587
Materials	5,982,814	1,221,567	—	7,204,381
Telecommunication Services	1,705,042	839,319	—	2,544,361
Utilities	3,584,100	881,391	—	4,465,491
Total Common Stocks	94,132,625	14,043,238	16,108	108,191,971
Total Corporate Fixed-Income Bonds & Notes	—	29,044,251	—	29,044,251
Government & Agency Obligations
Foreign Government Obligations	—	1,363,017	—	1,363,017
U.S. Government Agencies	—	275,987	—	275,987
U.S. Government Obligations	18,245,361	—	—	18,245,361
Total Government & Agency Obligations	18,245,361	1,639,004	—	19,884,365
Total Mortgage-Backed Securities	—	17,632,075	—	17,632,075
Total Commercial Mortgage-Backed Securities	—	10,898,129	—	10,898,129
Collateralized Mortgage Obligations
Agency	—	2,693,364	—	2,693,364
Non - Agency	—	409,605	3,593	413,198
Total Collateralized Mortgage Obligations	—	3,102,969	3,593	3,106,562
Total Asset-Backed Securities	—	1,529,279	—	1,529,279
Total Convertible Preferred Stock	237,074	110,277	—	347,351
Total Convertible Bond	—	14,560	—	14,560
Total Investment Companies	4,177,457	—	—	4,177,457
Total Short-Term Obligation	—	9,296,000	—	9,296,000
Total Investments	116,792,517	87,309,782	19,701	204,122,000
Unrealized Depreciation on Futures Contracts	(371,973)	—	—	(371,973)
Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	42,159	—	42,159
Value of Written Option Contracts	(3,900)	—	—	(3,900)
Total	$116,416,644	$87,351,941	$19,701	$203,788,286

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending June 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers (out of) Level 3	Balance as of June 30, 2010
Common Stock
Consumer Staples	$—	$—	$—	$(98,850)	$—	$—	$114,958	$—	$16,108
Collateralized Mortgage
Obligations Non Agency	—	—	65	253	—	(811)	4,086	—	3,593
	$—	$—	$65	$(98,597)	$—	$(811)	$119,044	$—	$19,701

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at June 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $(98,597).

(a)	Non-income producing security.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $19,701, which represents less than 0.1% of net assets.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities, which are not illiquid, amounted to $5,179,711, which represents 2.5% of net assets.

(d)	Security purchased on a delayed delivery basis.
(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2010.
(f)	Parenthetical date represents the effective maturity date for the security.
(g)	Security is guaranteed by the Federal Deposit Insurance Company.
(h)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. At June 30, 2010, the value of this security amounted to $69,125, which represents less than 0.1% of net assets.

(i)	All or a portion of this security is held as collateral for open futures contracts. At June 30, 2010, market value of the security pledged amounted to $70,646.
(j)	Cost for federal income tax purposes is $195,865,163.
(k)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$16,942,031	$(8,685,194)	$8,256,837

Investments in affiliates during the nine month period ended June 30, 2010:

	Value,
	beginning of		Sales	Interest	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Merrill Lynch & Co., Inc. 6.050% 08/15/12	$373,270	$—	$374,420	$12,352	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from October 1, 2009 through April 30, 2010.

At June 30, 2010, the Fund held the following open long futures contracts:

Risk Exposure

	Number of		Aggregate	Expiration	Unrealized
Equity Risk	Contracts	Value	Face Value	Date	(Depreciation)
S&P 500 Index Futures	20	$5,133,000	$5,315,995	Sept. - 2010	$(182,995)

At June 30, 2010, the Fund held the following open short futures contracts:

Risk Exposure

Interest Rate Risk/Foreign Interest Rate	Number of		Aggregate	Expiration	Unrealized
Risk	Contracts	Value	Face Value	Date	(Depreciation)
5-Year U.S. Treasury Notes	50	$5,917,578	$5,856,212	Sept. - 2010	$(61,366)
JPY Currency Futures	30	4,243,125	4,115,513	Sept. - 2010	(127,612)
					$(188,978)

As of June 30, 2010, cash of $965,000 was pledged as collateral for open futures.

At June 30, 2010, the Fund held the following written put option contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Dendreon Corp.	30.0	13	08/21/10	$2,566	$3,900

Total written put options: (proceeds $ 2,566)

As of June 30, 2010, cash of $40,950 was pledged as collateral for open written put options.

For the nine months ended June 30, 2010 transactions in written put option contracts were as follows:

Equity Risk	Number of contracts	Premium received
Options outstanding at September 30, 2009	—	$—
Options written	611	23,185
Options terminated in closing purchase transactions	(271)	(8,002)
Options exercised	(70)	(2,730)
Options expired	(257)	(9,887)
Options outstanding at June 30, 2010	13	$2,566

Forward foreign currency exchange contracts outstanding on June 30, 2010 are:

Foreign Exchange Rate Risk
Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$731,013	$719,205	08/26/10	$11,808
CHF	229,379	218,312	08/26/10	11,067
EUR	1,141,239	1,144,377	08/26/10	(3,138)
GBP	1,151,915	1,128,271	08/26/10	23,644
ILS	74,066	74,987	08/26/10	(921)
JPY	35,183	34,051	08/26/10	1,132
NOK	122,589	121,996	08/26/10	593
SEK	107,727	106,087	08/26/10	1,640
SGD	123,660	122,867	08/26/10	793
				$46,618

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	$620,713	$622,691	08/26/10	$1,978
CHF	24,145	22,770	08/26/10	(1,375)
DKK	51,555	51,734	08/26/10	179
EUR	604,257	606,352	08/26/10	2,095
ILS	127,045	128,533	08/26/10	1,488
JPY	340,514	333,140	08/26/10	(7,374)
KRW	252,855	251,863	08/26/10	(992)
NOK	213,917	215,449	08/26/10	1,532
SEK	48,734	48,135	08/26/10	(599)
TWD	548,490	549,099	08/26/10	609
				$(2,459)

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PIK	Payment-in-Kind
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia Contrarian Core Fund

	Shares	Value ($)*
Common Stocks — 99.5%
CONSUMER DISCRETIONARY — 7.4%
Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp. (a)	146,000	3,232,440
Hotels, Restaurants & Leisure Total		3,232,440
Media — 1.8%
Comcast Corp., Class A	535,600	9,303,372
Media Total		9,303,372
Multiline Retail — 2.6%
Dollar General Corp. (a)	127,000	3,498,850
Target Corp.	204,100	10,035,597
Multiline Retail Total		13,534,447
Specialty Retail — 1.7%
GameStop Corp., Class A (a)	256,200	4,813,998
Lowe’s Companies, Inc.	186,100	3,800,162
Specialty Retail Total		8,614,160
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	50,500	3,411,275
Textiles, Apparel & Luxury Goods Total		3,411,275
CONSUMER DISCRETIONARY TOTAL		38,095,694
CONSUMER STAPLES — 10.1%
Beverages — 2.2%
PepsiCo, Inc.	185,400	11,300,130
Beverages Total		11,300,130
Food & Staples Retailing — 2.9%
CVS Caremark Corp.	260,400	7,634,928
Wal-Mart Stores, Inc.	153,000	7,354,710
Food & Staples Retailing Total		14,989,638
Food Products — 1.3%
Kraft Foods, Inc., Class A	240,800	6,742,400
Food Products Total		6,742,400
Personal Products — 0.8%
Herbalife Ltd.	82,400	3,794,520
Personal Products Total		3,794,520
Tobacco — 2.9%
Philip Morris International, Inc.	323,400	14,824,656
Tobacco Total		14,824,656
CONSUMER STAPLES TOTAL		51,651,344
ENERGY — 11.7%
Energy Equipment & Services — 1.9%
Halliburton Co.	84,900	2,084,295

1

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Schlumberger Ltd.	141,800	7,847,212
Energy Equipment & Services Total		9,931,507
Oil, Gas & Consumable Fuels — 9.8%
Alpha Natural Resources, Inc. (a)	71,400	2,418,318
Apache Corp.	97,500	8,208,525
Chevron Corp.	182,100	12,357,306
ConocoPhillips	207,200	10,171,448
Devon Energy Corp.	102,600	6,250,392
Petroleo Brasileiro SA, ADR	198,200	5,906,360
Suncor Energy, Inc.	166,800	4,910,592
Oil, Gas & Consumable Fuels Total		50,222,941
ENERGY TOTAL		60,154,448
FINANCIALS — 17.5%
Capital Markets — 4.7%
Bank of New York Mellon Corp.	379,000	9,357,510
Goldman Sachs Group, Inc.	61,500	8,073,105
Morgan Stanley	292,800	6,795,888
Capital Markets Total		24,226,503
Commercial Banks — 2.8%
Itau Unibanco Holding SA, ADR	142,100	2,559,221
PNC Financial Services Group, Inc.	86,000	4,859,000
Wells Fargo & Co.	268,322	6,869,043
Commercial Banks Total		14,287,264
Diversified Financial Services — 5.0%
Bank of America Corp.	830,200	11,929,974
JPMorgan Chase & Co.	372,672	13,643,522
Diversified Financial Services Total		25,573,496
Insurance — 4.7%
Berkshire Hathaway, Inc., Class B (a)	112,350	8,953,172
MetLife, Inc.	243,600	9,198,336
Unum Group	281,400	6,106,380
Insurance Total		24,257,888

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 0.3%
CB Richard Ellis Group, Inc., Class A (a)	113,000	1,537,930
Real Estate Management & Development Total		1,537,930
FINANCIALS TOTAL		89,883,081
HEALTH CARE — 13.2%
Biotechnology — 1.1%
Amgen, Inc. (a)	109,100	5,738,660
Biotechnology Total		5,738,660
Health Care Equipment & Supplies — 2.1%
Baxter International, Inc.	77,100	3,133,344
Medtronic, Inc.	43,300	1,570,491
St. Jude Medical, Inc. (a)	167,200	6,034,248
Health Care Equipment & Supplies Total		10,738,083
Health Care Providers & Services — 3.3%
Cardinal Health, Inc.	202,500	6,806,025
Medco Health Solutions, Inc. (a)	116,900	6,438,852
VCA Antech, Inc. (a)	144,300	3,572,868
Health Care Providers & Services Total		16,817,745
Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc. (a)	179,450	8,802,022
Life Sciences Tools & Services Total		8,802,022
Pharmaceuticals — 5.0%
Abbott Laboratories	284,387	13,303,624
Pfizer, Inc.	524,400	7,477,944
Teva Pharmaceutical Industries Ltd., ADR	89,100	4,632,309
Pharmaceuticals Total		25,413,877
HEALTH CARE TOTAL		67,510,387
INDUSTRIALS — 11.9%
Aerospace & Defense — 3.2%
Honeywell International, Inc.	167,950	6,555,089
United Technologies Corp.	148,700	9,652,117
Aerospace & Defense Total		16,207,206
Electrical Equipment — 0.7%
Sensata Technologies Holding NV (a)	242,900	3,883,971
Electrical Equipment Total		3,883,971
Industrial Conglomerates — 3.8%
General Electric Co.	639,440	9,220,725
Tyco International Ltd.	291,300	10,262,499
Industrial Conglomerates Total		19,483,224

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 2.4%
Illinois Tool Works, Inc.	180,900	7,467,552
Navistar International Corp. (a)	103,300	5,082,360
Machinery Total		12,549,912
Road & Rail — 1.8%
Union Pacific Corp.	131,220	9,121,102
Road & Rail Total		9,121,102
INDUSTRIALS TOTAL		61,245,415
INFORMATION TECHNOLOGY — 21.6%
Communications Equipment — 1.5%
QUALCOMM, Inc.	229,600	7,540,064
Communications Equipment Total		7,540,064
Computers & Peripherals — 7.1%
Apple, Inc. (a)	72,100	18,135,313
EMC Corp. (a)	377,400	6,906,420
Hewlett-Packard Co.	260,000	11,252,800
Computers & Peripherals Total		36,294,533
Electronic Equipment, Instruments & Components — 1.1%
Corning, Inc.	363,500	5,870,525
Electronic Equipment, Instruments & Components Total		5,870,525
Internet Software & Services — 4.3%
eBay, Inc. (a)	393,900	7,724,379
Google, Inc., Class A (a)	21,700	9,655,415
IAC/InterActiveCorp (a)	207,500	4,558,775
Internet Software & Services Total		21,938,569
IT Services — 4.3%
International Business Machines Corp.	113,900	14,064,372
Visa, Inc., Class A	116,200	8,221,150
IT Services Total		22,285,522
Semiconductors & Semiconductor Equipment — 0.9%
Atmel Corp. (a)	979,200	4,700,160
Semiconductors & Semiconductor Equipment Total		4,700,160
Software — 2.4%
McAfee, Inc. (a)	155,500	4,776,960

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Microsoft Corp.	326,720	7,517,827
Software Total		12,294,787
INFORMATION TECHNOLOGY TOTAL		110,924,160
MATERIALS — 2.8%
Chemicals — 0.7%
Air Products & Chemicals, Inc.	55,500	3,596,955
Chemicals Total		3,596,955
Metals & Mining — 2.1%
Freeport-McMoRan Copper & Gold, Inc.	40,900	2,418,417
Vale SA, ADR	145,300	3,538,055
Walter Energy, Inc.	80,100	4,874,085
Metals & Mining Total		10,830,557
MATERIALS TOTAL		14,427,512
TELECOMMUNICATION SERVICES — 2.4%
Wireless Telecommunication Services — 2.4%
MetroPCS Communications, Inc. (a)	415,900	3,406,221
Millicom International Cellular SA	40,700	3,299,549
Sprint Nextel Corp. (a)	1,350,100	5,724,424
Wireless Telecommunication Services Total		12,430,194
TELECOMMUNICATION SERVICES TOTAL		12,430,194
UTILITIES — 0.9%
Independent Power Producers & Energy Traders — 0.9%
AES Corp. (a)	504,700	4,663,428
Independent Power Producers & Energy Traders Total		4,663,428
UTILITIES TOTAL		4,663,428

Total Common Stocks (cost of $481,029,750)		510,985,663

	Par ($)
Short-Term Obligation — 0.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.000%, collateralized by a U.S. Treasury obligation maturing 06/30/17, market value $408,463 (repurchase proceeds $400,000)	400,000	400,000

Total Short-Term Obligation (cost of $400,000)		400,000

5

Total Investments — 99.6% (cost of $481,429,750)(b)(c)	$511,385,663

Other Assets & Liabilities, Net — 0.4%	1,797,319

Net Assets — 100.0%	$513,182,982

Notes to Investment Portfolio:

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$510,985,663	$—	$—	$510,985,663
Total Short-Term Obligation	—	400,000	—	400,000
Total Investments	$510,985,663	$400,000	$—	$511,385,663

(a) Non-income producing security.
(b) Cost for federal income tax purposes is $481,429,750.
(c) Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized		Net Unrealized
	Appreciation	Depreciation		Appreciation
		$58,905,811	$(28,949,898)	$29,955,913

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

June 30, 2010 (Unaudited)	Columbia Disciplined Value Fund

	Shares	Value ($)*
Common Stocks — 98.5%
CONSUMER DISCRETIONARY — 7.1%
Household Durables — 0.7%
Garmin Ltd.	31,900	930,842
Leggett & Platt, Inc.	25,200	505,512
Whirlpool Corp.	900	79,038
Household Durables Total		1,515,392
Internet & Catalog Retail — 0.3%
Liberty Media Holding Corp., Interactive Series A (a)	57,300	601,650
Internet & Catalog Retail Total		601,650
Media — 4.5%
Comcast Corp., Class A	173,100	3,006,747
DISH Network Corp., Class A	25,800	468,270
Time Warner Cable, Inc.	8,000	416,640
Time Warner, Inc.	121,700	3,518,347
Viacom, Inc., Class B	18,100	567,797
Walt Disney Co.	63,850	2,011,275
Media Total		9,989,076
Multiline Retail — 0.1%
Macy’s, Inc.	7,800	139,620
Sears Holdings Corp. (a)	2,200	142,230
Multiline Retail Total		281,850
Specialty Retail — 1.5%
Gap, Inc.	93,200	1,813,672
Limited Brands, Inc.	63,700	1,405,859
Tiffany & Co.	2,800	106,148
Specialty Retail Total		3,325,679
CONSUMER DISCRETIONARY TOTAL		15,713,647
CONSUMER STAPLES — 10.5%
Beverages — 0.3%
Coca-Cola Co.	12,900	646,548
Beverages Total		646,548
Food Products — 3.6%
Campbell Soup Co.	2,800	100,324
Del Monte Foods Co.	167,000	2,403,130
General Mills, Inc.	32,600	1,157,952
Hershey Co.	73,300	3,513,269
Sara Lee Corp.	63,000	888,300
Food Products Total		8,062,975
Household Products — 1.9%
Kimberly-Clark Corp.	2,300	139,449

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Procter & Gamble Co.	66,250	3,973,675
Household Products Total		4,113,124
Tobacco — 4.7%
Altria Group, Inc.	187,600	3,759,504
Lorillard, Inc.	28,900	2,080,222
Philip Morris International, Inc.	89,200	4,088,928
Reynolds American, Inc.	7,400	385,688
Tobacco Total		10,314,342
CONSUMER STAPLES TOTAL		23,136,989
ENERGY — 10.8%
Energy Equipment & Services — 0.8%
National-Oilwell Varco, Inc.	18,200	601,874
Rowan Companies, Inc. (a)	48,200	1,057,508
Energy Equipment & Services Total		1,659,382
Oil, Gas & Consumable Fuels — 10.0%
Apache Corp.	40,100	3,376,019
Chevron Corp.	124,800	8,468,928
ConocoPhillips	37,500	1,840,875
Devon Energy Corp.	19,300	1,175,756
Exxon Mobil Corp. (b)	85,816	4,897,519
Marathon Oil Corp.	21,300	662,217
Massey Energy Co.	12,400	339,140
Valero Energy Corp.	14,100	253,518
Whiting Petroleum Corp. (a)	14,300	1,121,406
Oil, Gas & Consumable Fuels Total		22,135,378
ENERGY TOTAL		23,794,760
FINANCIALS — 27.4%
Capital Markets — 2.1%
Franklin Resources, Inc.	11,600	999,804
Goldman Sachs Group, Inc.	21,900	2,874,813
Raymond James Financial, Inc.	31,800	785,142
Capital Markets Total		4,659,759
Commercial Banks — 4.0%
Comerica, Inc.	7,700	283,591
Fifth Third Bancorp.	42,000	516,180
Fulton Financial Corp.	57,500	554,875
KeyCorp	30,900	237,621
PNC Financial Services Group, Inc.	35,100	1,983,150
SunTrust Banks, Inc.	7,300	170,090

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Wells Fargo & Co.	201,900	5,168,640
Commercial Banks Total		8,914,147
Consumer Finance — 2.5%
AmeriCredit Corp. (a)	28,600	521,092
Capital One Financial Corp.	14,100	568,230
Discover Financial Services	157,000	2,194,860
SLM Corp. (a)	213,900	2,222,421
Consumer Finance Total		5,506,603
Diversified Financial Services — 7.3%
Bank of America Corp.	188,200	2,704,434
Citigroup, Inc. (a)	1,553,700	5,841,912
JPMorgan Chase & Co.	210,000	7,688,100
Diversified Financial Services Total		16,234,446
Insurance — 6.2%
Allied World Assurance Holdings Ltd.	46,700	2,119,246
Allstate Corp.	34,000	976,820
Berkshire Hathaway, Inc., Class B (a)	25,600	2,040,064
Endurance Specialty Holdings Ltd.	6,200	232,686
Hartford Financial Services Group, Inc.	67,500	1,493,775
Loews Corp.	11,300	376,403
Protective Life Corp.	108,400	2,318,676
Prudential Financial, Inc.	27,900	1,497,114
Reinsurance Group of America, Inc.	46,300	2,116,373
Transatlantic Holdings, Inc.	9,900	474,804
Unum Group	700	15,190
Insurance Total		13,661,151
Real Estate Investment Trusts (REITs) — 4.8%
Annaly Capital Management, Inc.	163,350	2,801,452
Brandywine Realty Trust	61,300	658,975
Chimera Investment Corp.	308,150	1,112,422
Hospitality Properties Trust	84,800	1,789,280
HRPT Properties Trust	278,600	1,730,106
Simon Property Group, Inc.	30,100	2,430,575
Real Estate Investment Trusts (REITs) Total		10,522,810

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Thrifts & Mortgage Finance — 0.5%
Hudson City Bancorp, Inc.	89,400	1,094,256
Thrifts & Mortgage Finance Total		1,094,256
FINANCIALS TOTAL		60,593,172
HEALTH CARE — 13.0%
Biotechnology — 2.5%
Amgen, Inc. (a)	103,600	5,449,360
Biotechnology Total		5,449,360
Health Care Equipment & Supplies — 0.5%
Hill-Rom Holdings, Inc.	27,800	845,954
Kinetic Concepts, Inc. (a)	10,400	379,704
Health Care Equipment & Supplies Total		1,225,658
Health Care Providers & Services — 5.8%
Aetna, Inc.	17,400	459,012
AmerisourceBergen Corp.	39,300	1,247,775
Cardinal Health, Inc.	9,700	326,017
Humana, Inc. (a)	78,900	3,603,363
Lincare Holdings, Inc. (a)	66,900	2,174,919
McKesson Corp.	6,700	449,972
UnitedHealth Group, Inc.	159,200	4,521,280
Health Care Providers & Services Total		12,782,338
Pharmaceuticals — 4.2%
Abbott Laboratories	4,800	224,544
Bristol-Myers Squibb Co.	33,300	830,502
Eli Lilly & Co.	32,000	1,072,000
Endo Pharmaceuticals Holdings, Inc. (a)	11,400	248,748
Johnson & Johnson	36,000	2,126,160
Merck & Co., Inc.	65,900	2,304,523
Pfizer, Inc.	177,250	2,527,585
Pharmaceuticals Total		9,334,062
HEALTH CARE TOTAL		28,791,418
INDUSTRIALS — 8.9%
Aerospace & Defense — 2.3%
Raytheon Co.	59,200	2,864,688
United Technologies Corp.	34,100	2,213,431
Aerospace & Defense Total		5,078,119
Commercial Services & Supplies — 1.1%
R.R. Donnelley & Sons Co.	146,000	2,390,020
Commercial Services & Supplies Total		2,390,020

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 0.4%
Hubbell, Inc., Class B	8,500	337,365
Thomas & Betts Corp. (a)	13,500	468,450
Electrical Equipment Total		805,815
Industrial Conglomerates — 3.6%
General Electric Co.	559,300	8,065,106
Industrial Conglomerates Total		8,065,106
Machinery — 0.9%
Dover Corp.	9,400	392,826
Eaton Corp.	4,000	261,760
Harsco Corp.	6,000	141,000
Illinois Tool Works, Inc.	24,000	990,720
Parker Hannifin Corp.	3,200	177,472
Machinery Total		1,963,778
Road & Rail — 0.6%
Ryder System, Inc.	35,800	1,440,234
Road & Rail Total		1,440,234
INDUSTRIALS TOTAL		19,743,072
INFORMATION TECHNOLOGY — 5.6%
Computers & Peripherals — 1.8%
EMC Corp. (a)	9,000	164,700
Hewlett-Packard Co.	74,000	3,202,720
Teradata Corp. (a)	22,000	670,560
Western Digital Corp. (a)	1,000	30,160
Computers & Peripherals Total		4,068,140
Electronic Equipment, Instruments & Components — 0.0%
Vishay Intertechnology, Inc. (a)	3,500	27,090
Electronic Equipment, Instruments & Components Total		27,090
IT Services — 0.1%
Computer Sciences Corp.	6,500	294,125
IT Services Total		294,125
Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	71,900	1,398,455
Micron Technology, Inc. (a)	49,600	421,104
Texas Instruments, Inc.	33,600	782,208
Semiconductors & Semiconductor Equipment Total		2,601,767

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 2.5%
Microsoft Corp.	237,900	5,474,079
Software Total		5,474,079
INFORMATION TECHNOLOGY TOTAL		12,465,201
MATERIALS — 3.0%
Chemicals — 2.9%
Ashland, Inc.	38,300	1,777,886
Cabot Corp.	49,700	1,198,267
Eastman Chemical Co.	43,300	2,310,488
Lubrizol Corp.	14,900	1,196,619
Chemicals Total		6,483,260
Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,000	118,260
Metals & Mining Total		118,260
MATERIALS TOTAL		6,601,520
TELECOMMUNICATION SERVICES — 5.2%
Diversified Telecommunication Services — 5.0%
AT&T, Inc.	243,200	5,883,008
Qwest Communications International, Inc.	204,900	1,075,725
Verizon Communications, Inc.	142,000	3,978,840
Diversified Telecommunication Services Total		10,937,573
Wireless Telecommunication Services — 0.2%
Sprint Nextel Corp. (a)	127,300	539,752
Wireless Telecommunication Services Total		539,752
TELECOMMUNICATION SERVICES TOTAL		11,477,325
UTILITIES — 7.0%
Electric Utilities — 2.9%
DPL, Inc.	56,300	1,345,570
Edison International	14,200	450,424
Entergy Corp.	12,000	859,440
Exelon Corp.	69,600	2,642,712
FirstEnergy Corp.	16,400	577,772
Pinnacle West Capital Corp.	12,600	458,136
Electric Utilities Total		6,334,054
Gas Utilities — 1.7%
Energen Corp.	3,100	137,423
Questar Corp.	78,300	3,561,867

6

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
UGI Corp.	2,400	61,056
Gas Utilities Total		3,760,346
Independent Power Producers & Energy Traders — 0.0%
Mirant Corp. (a)	6,255	66,053
Independent Power Producers & Energy Traders Total		66,053
Multi-Utilities — 2.4%
DTE Energy Co.	6,600	301,026
NiSource, Inc.	49,800	722,100
NSTAR	4,700	164,500
PG&E Corp.	1,700	69,870
Public Service Enterprise Group, Inc.	127,100	3,982,043
Multi-Utilities Total		5,239,539
UTILITIES TOTAL		15,399,992

Total Common Stocks (cost of $205,186,186)		217,717,096

	Par ($)
Short-Term Obligation — 0.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.000%, collateralized by a U.S. Treasury obligation maturing 06/30/17, market value $1,628,869 (repurchase proceeds $1,594,000)	1,594,000	1,594,000

Total Short-Term Obligation (cost of $1,594,000)		1,594,000

Total Investments — 99.2% (cost of $206,780,186)(c)(d)		219,311,096

Other Assets & Liabilities, Net — 0.8%		1,785,002

Net Assets — 100.0%		221,096,098

7

Notes to Investment Portfolio:

*      Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of  the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

8

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$217,717,096	$—	$—	$217,717,096
Total Short-Term Obligation	—	1,594,000	—	1,594,000
Total Investments	217,717,096	1,594,000	—	219,311,096
Unrealized Depreciation on Futures Contracts	(139,217)	—	—	(139,217)
Total	$217,577,879	$1,594,000	$—	$219,171,879

(a)	Non-income producing security.
(b)	A portion of this security with a market value of $1,141,400 is pledged as collateral for open futures contracts.
(c)	Cost for federal income tax purposes is $206,780,186.
(d)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$23,254,361	$(10,723,451)	$12,530,910

At June 30, 2010, the Fund held the following open long futures contracts:

Risk Exposure	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation

Equity Risk

S&P 500 Index Futures	14	$3,593,100	$3,732,317	Sept-10	$(139,217)

9

INVESTMENT PORTFOLIO

June 30, 2010 (Unaudited)	Columbia Dividend Income Fund

	Shares	Value ($)*
Common Stocks — 93.3%
CONSUMER DISCRETIONARY — 8.3%
Hotels, Restaurants & Leisure — 1.8%
McDonald’s Corp.	595,000	39,192,650
Hotels, Restaurants & Leisure Total		39,192,650
Media — 2.6%
McGraw-Hill Companies, Inc.	400,000	11,256,000
Meredith Corp.	565,000	17,588,450
Time Warner, Inc.	950,000	27,464,500
Media Total		56,308,950
Multiline Retail — 0.5%
Nordstrom, Inc.	345,000	11,105,550
Multiline Retail Total		11,105,550
Specialty Retail — 3.4%
Foot Locker, Inc.	1,145,000	14,449,900
Gap, Inc.	560,000	10,897,600
Home Depot, Inc.	940,000	26,385,800
Staples, Inc.	440,000	8,382,000
TJX Companies, Inc.	280,000	11,746,000
Specialty Retail Total		71,861,300
CONSUMER DISCRETIONARY TOTAL		178,468,450
CONSUMER STAPLES — 12.8%
Beverages — 2.0%
Coca-Cola Co.	180,000	9,021,600
Diageo PLC, ADR	320,000	20,076,800
PepsiCo, Inc.	220,000	13,409,000
Beverages Total		42,507,400
Food & Staples Retailing — 1.2%
Wal-Mart Stores, Inc.	540,000	25,957,800
Food & Staples Retailing Total		25,957,800
Food Products — 3.2%
General Mills, Inc.	530,000	18,825,600
H.J. Heinz Co.	665,000	28,741,300
J.M. Smucker Co.	175,000	10,538,500
Kraft Foods, Inc., Class A	400,000	11,200,000
Food Products Total		69,305,400
Household Products — 3.0%
Kimberly-Clark Corp.	445,000	26,980,350
Procter & Gamble Co.	610,000	36,587,800
Household Products Total		63,568,150
Tobacco — 3.4%
Altria Group, Inc.	1,080,000	21,643,200

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Philip Morris International, Inc.	1,145,000	52,486,800
Tobacco Total		74,130,000
CONSUMER STAPLES TOTAL		275,468,750
ENERGY — 10.7%
Energy Equipment & Services — 1.6%
Smith International, Inc.	500,000	18,825,000
Transocean Ltd. (a)	315,000	14,593,950
Energy Equipment & Services Total		33,418,950
Oil, Gas & Consumable Fuels — 9.1%
Chevron Corp.	545,000	36,983,700
ConocoPhillips	290,000	14,236,100
EnCana Corp.	740,000	22,451,600
Exxon Mobil Corp.	925,000	52,789,750
Murphy Oil Corp.	170,000	8,423,500
Occidental Petroleum Corp.	260,000	20,059,000
Royal Dutch Shell PLC, ADR	810,000	40,678,200
Oil, Gas & Consumable Fuels Total		195,621,850
ENERGY TOTAL		229,040,800
FINANCIALS — 13.6%
Capital Markets — 3.6%
Eaton Vance Corp.	610,000	16,842,100
Federated Investors, Inc., Class B	700,000	14,497,000
Morgan Stanley	600,000	13,926,000
Northern Trust Corp.	450,000	21,015,000
T. Rowe Price Group, Inc.	251,000	11,141,890
Capital Markets Total		77,421,990
Commercial Banks — 2.7%
PNC Financial Services Group, Inc.	325,000	18,362,500
U.S. Bancorp	790,000	17,656,500
Wells Fargo & Co.	860,000	22,016,000
Commercial Banks Total		58,035,000
Consumer Finance — 1.3%
American Express Co.	685,000	27,194,500
Consumer Finance Total		27,194,500
Diversified Financial Services — 2.0%
JPMorgan Chase & Co.	1,188,000	43,492,680
Diversified Financial Services Total		43,492,680
Insurance — 3.3%
Arthur J. Gallagher & Co.	665,000	16,212,700
Chubb Corp.	280,000	14,002,800

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
MetLife, Inc.	488,000	18,426,880
RenaissanceRe Holdings Ltd.	110,000	6,189,700
Unum Group	745,000	16,166,500
Insurance Total		70,998,580
Thrifts & Mortgage Finance — 0.7%
People’s United Financial, Inc.	1,045,000	14,107,500
Thrifts & Mortgage Finance Total		14,107,500
FINANCIALS TOTAL		291,250,250
HEALTH CARE — 10.3%
Pharmaceuticals — 10.3%
Abbott Laboratories	790,000	36,956,200
Bristol-Myers Squibb Co.	1,800,000	44,892,000
Johnson & Johnson	600,000	35,436,000
Merck & Co., Inc.	1,760,000	61,547,200
Pfizer, Inc.	2,880,000	41,068,800
Pharmaceuticals Total		219,900,200
HEALTH CARE TOTAL		219,900,200
INDUSTRIALS — 10.1%
Aerospace & Defense — 3.6%
Honeywell International, Inc.	660,000	25,759,800
Raytheon Co.	525,000	25,404,750
United Technologies Corp.	410,000	26,613,100
Aerospace & Defense Total		77,777,650
Commercial Services & Supplies — 0.9%
Waste Management, Inc.	625,000	19,556,250
Commercial Services & Supplies Total		19,556,250
Electrical Equipment — 0.8%
Emerson Electric Co.	380,000	16,602,200
Electrical Equipment Total		16,602,200
Industrial Conglomerates — 1.2%
General Electric Co.	1,745,000	25,162,900
Industrial Conglomerates Total		25,162,900
Machinery — 2.9%
Deere & Co.	340,000	18,931,200
Dover Corp.	425,000	17,760,750
Illinois Tool Works, Inc.	250,000	10,320,000
Parker Hannifin Corp.	275,000	15,251,500
Machinery Total		62,263,450

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 0.7%
Norfolk Southern Corp.	292,500	15,517,125
Road & Rail Total		15,517,125
INDUSTRIALS TOTAL		216,879,575
INFORMATION TECHNOLOGY — 10.2%
Computers & Peripherals — 1.0%
Hewlett-Packard Co.	485,000	20,990,800
Computers & Peripherals Total		20,990,800
IT Services — 3.8%
Automatic Data Processing, Inc.	520,000	20,935,200
International Business Machines Corp.	480,000	59,270,400
IT Services Total		80,205,600
Office Electronics — 0.5%
Canon, Inc., ADR	290,000	10,819,900
Office Electronics Total		10,819,900
Semiconductors & Semiconductor Equipment — 3.0%
Intel Corp.	2,180,000	42,401,000
Linear Technology Corp.	200,000	5,562,000
Texas Instruments, Inc.	725,000	16,878,000
Semiconductors & Semiconductor Equipment Total		64,841,000
Software — 1.9%
Microsoft Corp.	1,780,000	40,957,800
Software Total		40,957,800
INFORMATION TECHNOLOGY TOTAL		217,815,100
MATERIALS — 5.6%
Chemicals — 3.4%
E.I. Du Pont de Nemours & Co.	360,000	12,452,400
International Flavors & Fragrances, Inc.	285,000	12,089,700
RPM International, Inc.	580,000	10,347,200
Sherwin-Williams Co.	565,000	39,092,350
Chemicals Total		73,981,650
Containers & Packaging — 0.7%
Sonoco Products Co.	500,000	15,240,000
Containers & Packaging Total		15,240,000
Metals & Mining — 1.5%
BHP Billiton Ltd., ADR	195,000	12,088,050

4

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Nucor Corp.	500,000	19,140,000
Metals & Mining Total		31,228,050
MATERIALS TOTAL		120,449,700
TELECOMMUNICATION SERVICES — 6.4%
Diversified Telecommunication Services — 6.4%
AT&T, Inc.	2,900,000	70,151,000
Verizon Communications, Inc.	2,200,000	61,644,000
Windstream Corp.	565,000	5,966,400
Diversified Telecommunication Services Total		137,761,400
TELECOMMUNICATION SERVICES TOTAL		137,761,400
UTILITIES — 5.3%
Electric Utilities — 2.8%
American Electric Power Co., Inc.	340,000	10,982,000
Entergy Corp.	85,000	6,087,700
Exelon Corp.	165,000	6,265,050
FirstEnergy Corp.	400,000	14,092,000
NextEra Energy, Inc.	200,000	9,752,000
PPL Corp.	500,000	12,475,000
Electric Utilities Total		59,653,750
Gas Utilities — 0.7%
National Fuel Gas Co.	325,000	14,911,000
Gas Utilities Total		14,911,000
Multi-Utilities — 1.8%
PG&E Corp.	290,000	11,919,000
Public Service Enterprise Group, Inc.	480,000	15,038,400
Sempra Energy	260,000	12,165,400
Multi-Utilities Total		39,122,800
UTILITIES TOTAL		113,687,550

Total Common Stocks (cost of $1,974,698,824)		2,000,721,775

Convertible Preferred Stock — 0.5%
CONSUMER STAPLES — 0.5%
Food Products — 0.5%
Archer-Daniels-Midland Co., 6.250%	300,000	10,863,000
Food Products Total		10,863,000
CONSUMER STAPLES TOTAL		10,863,000

Total Convertible Preferred Stock (cost of $11,285,469)		10,863,000

5

	Shares	Value ($)
Investment Company — 1.9%
SPDR S&P 500 ETF Trust	395,000	40,771,900

Total Investment Company (cost of $45,064,652)		40,771,900

	Par ($)
Short-Term Obligation — 3.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.000%, collateralized by a U.S. Treasury obligation maturing 01/31/14, market value $86,048,750 (repurchase proceeds $84,358,000)	84,358,000	84,358,000

Total Short-Term Obligation (cost of $84,358,000)		84,358,000

Total Investments — 99.6% (cost of $2,115,406,945)(b)(c)		2,136,714,675

Other Assets & Liabilities, Net — 0.4%		8,574,014

Net Assets — 100.0%		2,145,288,689

6

Notes to Investment Portfolio:

*      Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of  the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

7

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$2,000,721,775	$—	$—	$2,000,721,775
Total Convertible Preferred Stock	10,863,000	—	—	10,863,000
Total Investment Company	40,771,900	—	—	40,771,900
Total Short-Term Obligation	—	84,358,000	—	84,358,000
Total Investments	$2,052,356,675	$84,358,000	$—	$2,136,714,675

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $2,115,406,945.
(c)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$203,930,292	$(182,622,562)	$21,307,730

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

June 30, 2010 (Unaudited)	Columbia Large Cap Growth Fund

	Shares	Value ($)*
Common Stocks — 96.8%
CONSUMER DISCRETIONARY — 12.2%
Auto Components — 0.9%
Autoliv, Inc. (a)	216,200	10,345,170
Auto Components Total		10,345,170
Hotels, Restaurants & Leisure — 2.6%
Las Vegas Sands Corp. (a)	425,700	9,424,998
McDonald’s Corp.	98,900	6,514,543
Starbucks Corp.	581,800	14,137,740
Hotels, Restaurants & Leisure Total		30,077,281
Internet & Catalog Retail — 0.8%
Amazon.com, Inc. (a)	88,600	9,680,436
Internet & Catalog Retail Total		9,680,436
Media — 0.7%
Viacom, Inc., Class B	239,300	7,506,841
Media Total		7,506,841
Multiline Retail — 2.4%
Dollar General Corp. (a)	302,555	8,335,390
Target Corp.	390,000	19,176,300
Multiline Retail Total		27,511,690
Specialty Retail — 4.3%
Dick’s Sporting Goods, Inc. (a)	192,000	4,778,880
GameStop Corp., Class A (a)	402,500	7,562,975
Limited Brands, Inc.	212,700	4,694,289
Lowe’s Companies, Inc.	789,000	16,111,380
TJX Companies, Inc.	376,000	15,773,200
Specialty Retail Total		48,920,724
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc. (a)	167,000	6,215,740
Textiles, Apparel & Luxury Goods Total		6,215,740
CONSUMER DISCRETIONARY TOTAL		140,257,882
CONSUMER STAPLES — 8.3%
Beverages — 1.7%
Dr Pepper Snapple Group, Inc.	217,100	8,117,369
PepsiCo, Inc.	184,800	11,263,560
Beverages Total		19,380,929
Food & Staples Retailing — 2.1%
Wal-Mart Stores, Inc.	382,200	18,372,354
Whole Foods Market, Inc. (a)	162,900	5,867,658
Food & Staples Retailing Total		24,240,012
Food Products — 1.3%
Hershey Co.	176,400	8,454,852

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Mead Johnson Nutrition Co., Class A	118,000	5,914,160
Food Products Total		14,369,012
Household Products — 0.8%
Procter & Gamble Co.	151,300	9,074,974
Household Products Total		9,074,974
Personal Products — 0.5%
Estée Lauder Companies, Inc., Class A	109,600	6,108,008
Personal Products Total		6,108,008
Tobacco — 1.9%
Philip Morris International, Inc.	470,200	21,553,968
Tobacco Total		21,553,968
CONSUMER STAPLES TOTAL		94,726,903
ENERGY — 6.9%
Energy Equipment & Services — 1.4%
Baker Hughes, Inc.	203,000	8,438,710
Nabors Industries Ltd. (a)	439,400	7,742,228
Energy Equipment & Services Total		16,180,938
Oil, Gas & Consumable Fuels — 5.5%
Apache Corp.	130,100	10,953,119
Cabot Oil & Gas Corp.	159,900	5,008,068
Chevron Corp.	215,600	14,630,616
Continental Resources, Inc. (a)	163,300	7,286,446
EOG Resources, Inc.	102,100	10,043,577
Occidental Petroleum Corp.	198,042	15,278,940
Oil, Gas & Consumable Fuels Total		63,200,766
ENERGY TOTAL		79,381,704
FINANCIALS — 6.8%
Capital Markets — 2.0%
Franklin Resources, Inc.	124,800	10,756,512
Morgan Stanley	272,900	6,334,009
T. Rowe Price Group, Inc.	134,200	5,957,138
Capital Markets Total		23,047,659
Commercial Banks — 0.8%
Fifth Third Bancorp.	729,000	8,959,410
Commercial Banks Total		8,959,410
Consumer Finance — 1.4%
American Express Co.	405,600	16,102,320
Consumer Finance Total		16,102,320

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 0.9%
IntercontinentalExchange, Inc. (a)	90,800	10,263,124
Diversified Financial Services Total		10,263,124
Insurance — 1.7%
Prudential Financial, Inc.	227,500	12,207,650
Unum Group	351,500	7,627,550
Insurance Total		19,835,200
FINANCIALS TOTAL		78,207,713
HEALTH CARE — 14.4%
Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc. (a)	120,100	6,147,919
Celgene Corp. (a)	275,800	14,016,156
Biotechnology Total		20,164,075
Health Care Equipment & Supplies — 4.8%
C.R. Bard, Inc.	129,500	10,040,135
CareFusion Corp. (a)	391,900	8,896,130
Edwards Lifesciences Corp. (a)	233,200	13,063,864
Hospira, Inc. (a)	249,800	14,351,010
St. Jude Medical, Inc. (a)	239,200	8,632,728
Health Care Equipment & Supplies Total		54,983,867
Health Care Providers & Services — 4.0%
Cardinal Health, Inc.	478,100	16,068,941
Medco Health Solutions, Inc. (a)	163,400	9,000,072
UnitedHealth Group, Inc.	421,900	11,981,960
Universal Health Services, Inc., Class B	220,700	8,419,705
Health Care Providers & Services Total		45,470,678
Life Sciences Tools & Services — 1.5%
QIAGEN N.V. (a)	172,500	3,315,450
Thermo Fisher Scientific, Inc. (a)	283,769	13,918,870
Life Sciences Tools & Services Total		17,234,320
Pharmaceuticals — 2.4%
Abbott Laboratories	129,300	6,048,654
Allergan, Inc.	228,800	13,329,888
Mylan, Inc. (a)	494,400	8,424,576
Pharmaceuticals Total		27,803,118
HEALTH CARE TOTAL		165,656,058
INDUSTRIALS — 10.3%
Aerospace & Defense — 2.8%
Goodrich Corp.	170,200	11,275,750

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
United Technologies Corp.	322,600	20,939,966
Aerospace & Defense Total		32,215,716
Air Freight & Logistics — 0.9%
United Parcel Service, Inc., Class B	171,800	9,773,702
Air Freight & Logistics Total		9,773,702
Commercial Services & Supplies — 0.7%
Republic Services, Inc.	271,600	8,074,668
Commercial Services & Supplies Total		8,074,668
Industrial Conglomerates — 2.0%
General Electric Co.	596,600	8,602,972
Tyco International Ltd.	414,100	14,588,743
Industrial Conglomerates Total		23,191,715
Machinery — 3.1%
Cummins, Inc.	92,000	5,991,960
Dover Corp.	133,800	5,591,502
Flowserve Corp.	92,400	7,835,520
Illinois Tool Works, Inc.	198,200	8,181,696
Ingersoll-Rand PLC	228,500	7,880,965
Machinery Total		35,481,643
Road & Rail — 0.8%
Canadian National Railway Co.	166,300	9,542,294
Road & Rail Total		9,542,294
INDUSTRIALS TOTAL		118,279,738
INFORMATION TECHNOLOGY — 32.6%
Communications Equipment — 3.8%
Cisco Systems, Inc. (a)	1,403,923	29,917,599
QUALCOMM, Inc.	417,700	13,717,268
Communications Equipment Total		43,634,867
Computers & Peripherals — 9.8%
Apple, Inc. (a)	228,017	57,353,116
EMC Corp. (a)	1,492,600	27,314,580
Hewlett-Packard Co.	628,449	27,199,273
Computers & Peripherals Total		111,866,969
Electronic Equipment, Instruments & Components — 0.9%
Tyco Electronics Ltd.	416,700	10,575,846
Electronic Equipment, Instruments & Components Total		10,575,846
Internet Software & Services — 3.7%
Akamai Technologies, Inc. (a)	256,300	10,398,091

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Google, Inc., Class A (a)	71,966	32,021,272
Internet Software & Services Total		42,419,363
IT Services — 4.8%
Cognizant Technology Solutions Corp., Class A (a)	327,600	16,399,656
International Business Machines Corp.	170,000	20,991,600
Teradata Corp. (a)	339,300	10,341,864
Visa, Inc., Class A	102,000	7,216,500
IT Services Total		54,949,620
Semiconductors & Semiconductor Equipment — 3.2%
Intel Corp.	593,544	11,544,431
Netlogic Microsystems, Inc. (a)	268,300	7,297,760
Texas Instruments, Inc.	546,000	12,710,880
Varian Semiconductor Equipment Associates, Inc. (a)	179,500	5,144,470
Semiconductors & Semiconductor Equipment Total		36,697,541
Software — 6.4%
Autodesk, Inc. (a)	207,600	5,057,136
Microsoft Corp.	1,157,998	26,645,534
Nintendo Co., Ltd., ADR	174,500	6,503,964
Nuance Communications, Inc. (a)	193,400	2,891,330
Oracle Corp.	1,078,936	23,153,966
Salesforce.com, Inc. (a)	105,400	9,045,428
Software Total		73,297,358
INFORMATION TECHNOLOGY TOTAL		373,441,564
MATERIALS — 3.4%
Chemicals — 0.6%
Celanese Corp., Series A	285,400	7,109,314
Chemicals Total		7,109,314
Containers & Packaging — 1.0%
Packaging Corp. of America	492,800	10,851,456
Containers & Packaging Total		10,851,456
Metals & Mining — 1.8%
Allegheny Technologies, Inc.	229,800	10,154,862
Newmont Mining Corp.	174,900	10,798,326
Metals & Mining Total		20,953,188
MATERIALS TOTAL		38,913,958
TELECOMMUNICATION SERVICES — 1.9%
Wireless Telecommunication Services — 1.9%
American Tower Corp., Class A (a)	189,800	8,446,100
Millicom International Cellular SA	71,151	5,768,212

5

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
NII Holdings, Inc. (a)	219,906	7,151,343
Wireless Telecommunication Services Total		21,365,655
TELECOMMUNICATION SERVICES TOTAL		21,365,655

Total Common Stocks (cost of $1,009,337,913)		1,110,231,175

	Par ($)
Short-Term Obligation — 3.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10, at 0.000%, collateralized by a U.S. Treasury obligation maturing 06/30/17, market value $38,754,125 (repurchase proceeds $37,994,000)	37,994,000	37,994,000

Total Short-Term Obligation (cost of $37,994,000)		37,994,000

Total Investments — 100.1% (cost of $1,047,331,913)(b)(c)		1,148,225,175

Other Assets & Liabilities, Net — (0.1)%		(622,095)

Net Assets — 100.0%		1,147,603,080

Notes to Investment Portfolio:

*      Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

6

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of  the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,110,231,175	$—	$—	$1,110,231,175
Total Short-Term Obligation	—	37,994,000	—	37,994,000
Total Investments	$1,110,231,175	$37,994,000	$—	$1,148,225,175

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,047,331,913.
(c)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$152,207,676	$(51,314,414)	$100,893,262

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

June 30, 2010 (Unaudited)	Columbia Liberty Fund

	Shares	Value ($)*
Common Stocks — 57.0%
CONSUMER DISCRETIONARY — 7.4%
Auto Components — 0.6%
Autoliv, Inc. (a)	15,150	724,928
Bridgestone Corp.	41,200	653,152
Dana Holding Corp. (a)	7,700	77,000
Hyundai Mobis	3,133	524,704
Auto Components Total		1,979,784
Automobiles — 0.4%
Daimler AG, Registered Shares (a)	15,456	782,648
Suzuki Motor Corp.	27,100	532,045
Automobiles Total		1,314,693
Distributors — 0.1%
CFAO SA	9,293	250,318
Distributors Total		250,318
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	21,000	635,040
Carnival PLC	13,125	420,685
Ctrip.com International Ltd., ADR (a)	15,700	589,692
Las Vegas Sands Corp. (a)	30,530	675,934
McDonald’s Corp.	18,326	1,207,134
Starbucks Corp.	40,260	978,318
Starwood Hotels & Resorts Worldwide, Inc.	8,485	351,533
Hotels, Restaurants & Leisure Total		4,858,336
Household Durables — 0.1%
Newell Rubbermaid, Inc.	29,200	427,488
Household Durables Total		427,488
Internet & Catalog Retail — 0.3%
Amazon.com, Inc. (a)	6,250	682,875
Rakuten, Inc.	412	297,541
Internet & Catalog Retail Total		980,416
Media — 0.4%
Reed Elsevier NV	80,509	888,148
Viacom, Inc., Class B	17,050	534,858
Media Total		1,423,006
Multiline Retail — 1.1%
Dollar General Corp. (a)	21,131	582,159
J.C. Penney Co., Inc.	20,900	448,932
Target Corp.	53,370	2,624,203
Multiline Retail Total		3,655,294

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — 2.1%
Best Buy Co., Inc.	22,800	772,008
Dick’s Sporting Goods, Inc. (a)	13,350	332,282
Esprit Holdings Ltd.	125,600	678,933
GameStop Corp., Class A (a)	28,860	542,280
Limited Brands, Inc.	15,000	331,050
Lowe’s Companies, Inc.	115,960	2,367,903
O’Reilly Automotive, Inc. (a)	19,547	929,655
TJX Companies, Inc.	26,800	1,124,260
Specialty Retail Total		7,078,371
Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc. (a)	12,120	451,106
LVMH Moet Hennessy Louis Vuitton SA	5,295	576,772
NIKE, Inc., Class B	14,600	986,230
Swatch Group AG	1,726	483,043
Warnaco Group, Inc. (a)	2,000	72,280
Textiles, Apparel & Luxury Goods Total		2,569,431
CONSUMER DISCRETIONARY TOTAL		24,537,137
CONSUMER STAPLES — 4.5%
Beverages — 0.8%
Diageo PLC, ADR	18,026	1,130,951
Dr Pepper Snapple Group, Inc.	15,400	575,806
PepsiCo, Inc.	13,030	794,179
Beverages Total		2,500,936
Food & Staples Retailing — 0.5%
Wal-Mart Stores, Inc.	27,050	1,300,293
Whole Foods Market, Inc. (a)	11,600	417,832
Food & Staples Retailing Total		1,718,125
Food Products — 1.3%
General Mills, Inc.	43,800	1,555,776
Hershey Co.	12,440	596,249
J.M. Smucker Co.	12,500	752,750
Mead Johnson Nutrition Co., Class A	8,170	409,480
Nestle SA, Registered Shares	21,609	1,042,634
Food Products Total		4,356,889
Household Products — 0.6%
Procter & Gamble Co.	26,570	1,593,669
Reckitt Benckiser Group PLC	10,923	505,261
Household Products Total		2,098,930

2

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — 0.1%
Estée Lauder Companies, Inc., Class A	7,610	424,105
Personal Products Total		424,105
Tobacco — 1.2%
Japan Tobacco, Inc.	433	1,346,127
Philip Morris International, Inc.	55,664	2,551,638
Tobacco Total		3,897,765
CONSUMER STAPLES TOTAL		14,996,750
ENERGY — 5.2%
Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	14,280	593,620
Cameron International Corp. (a)	8,300	269,916
Halliburton Co.	32,534	798,710
John Wood Group PLC	92,605	430,597
Nabors Industries Ltd. (a)	30,270	533,357
Schlumberger Ltd.	11,100	614,274
Energy Equipment & Services Total		3,240,474
Oil, Gas & Consumable Fuels — 4.2%
Apache Corp.	17,710	1,491,005
BG Group PLC	60,157	890,510
Cabot Oil & Gas Corp.	11,100	347,652
Cairn Energy PLC (a)	108,461	663,587
Chevron Corp.	70,510	4,784,808
Continental Resources, Inc. (a)	11,350	506,437
EOG Resources, Inc.	7,100	698,427
Karoon Gas Australia Ltd. (a)	38,721	192,367
Occidental Petroleum Corp.	51,839	3,999,379
Williams Companies, Inc.	31,100	568,508
Oil, Gas & Consumable Fuels Total		14,142,680
ENERGY TOTAL		17,383,154
FINANCIALS — 9.0%
Capital Markets — 1.0%
Affiliated Managers Group, Inc. (a)	1,200	72,924
Credit Suisse Group AG, Registered Shares	16,242	610,435
Franklin Resources, Inc.	8,920	768,815
Goldman Sachs Group, Inc.	3,800	498,826
Morgan Stanley	33,430	775,910
T. Rowe Price Group, Inc.	9,350	415,047
Capital Markets Total		3,141,957

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 3.1%
Banco Santander Brasil SA, ADR	45,338	468,342
BB&T Corp.	18,100	476,211
Fifth Third Bancorp.	89,610	1,101,307
Huntington Bancshares, Inc.	14,700	81,438
Mitsubishi UFJ Financial Group, Inc.	198,800	901,192
National Bank of Greece SA (a)	17,986	195,979
PNC Financial Services Group, Inc.	30,229	1,707,938
Raiffeisen International Bank Holding AG (a)	30	1,143
Societe Generale	11,630	473,093
SVB Financial Group (a)	2,000	82,460
U.S. Bancorp	84,213	1,882,161
Wells Fargo & Co.	106,396	2,723,738
Zions Bancorporation	8,100	174,717
Commercial Banks Total		10,269,719
Consumer Finance — 1.2%
American Express Co.	86,700	3,441,990
Shriram Transport Finance Co. Ltd.	33,544	414,613
Consumer Finance Total		3,856,603
Diversified Financial Services — 1.1%
IntercontinentalExchange, Inc. (a)	6,410	724,522
JPMorgan Chase & Co.	81,528	2,984,740
Diversified Financial Services Total		3,709,262
Insurance — 1.8%
ACE Ltd.	30,699	1,580,384
Assured Guaranty Ltd.	4,400	58,388
Axis Capital Holdings Ltd.	22,200	659,784
Catlin Group Ltd.	57,167	297,508
Genworth Financial, Inc., Class A (a)	5,400	70,578
Prudential Financial, Inc.	44,780	2,402,895
Prudential PLC	49,223	368,932
Unum Group	24,660	535,122
XL Group PLC	5,000	80,050
Insurance Total		6,053,641
Real Estate Investment Trusts (REITs) — 0.4%
Equity Residential Property Trust	12,800	532,992
Rayonier, Inc.	14,900	655,898
Real Estate Investment Trusts (REITs) Total		1,188,890

4

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Thrifts & Mortgage Finance — 0.4%
Housing Development Finance Corp., Ltd.	22,524	1,419,919
Thrifts & Mortgage Finance Total		1,419,919
FINANCIALS TOTAL		29,639,991
HEALTH CARE — 6.6%
Biotechnology — 0.6%
Alexion Pharmaceuticals, Inc. (a)	8,460	433,067
Celgene Corp. (a)	19,080	969,646
CSL Ltd.	18,567	506,382
NeuroSearch AS (a)	12,819	187,682
Biotechnology Total		2,096,777
Health Care Equipment & Supplies — 1.4%
C.R. Bard, Inc.	9,020	699,321
CareFusion Corp. (a)	27,300	619,710
Edwards Lifesciences Corp. (a)	16,620	931,052
Hospira, Inc. (a)	17,680	1,015,716
Mindray Medical International Ltd., ADR	22,616	710,595
St. Jude Medical, Inc. (a)	17,100	617,139
Health Care Equipment & Supplies Total		4,593,533
Health Care Providers & Services — 1.3%
Cardinal Health, Inc.	33,520	1,126,607
Medco Health Solutions, Inc. (a)	29,880	1,645,791
UnitedHealth Group, Inc.	30,370	862,508
Universal Health Services, Inc., Class B	15,520	592,088
Health Care Providers & Services Total		4,226,994
Life Sciences Tools & Services — 1.4%
Life Technologies Corp. (a)	27,600	1,304,100
QIAGEN N.V. (a)	46,335	895,737
Thermo Fisher Scientific, Inc. (a)	50,126	2,458,680
Life Sciences Tools & Services Total		4,658,517
Pharmaceuticals — 1.9%
Abbott Laboratories	9,160	428,505
Allergan, Inc.	16,150	940,899
Merck & Co., Inc.	22,928	801,792
Mylan, Inc. (a)	34,340	585,154
Novo-Nordisk A/S, Class B	11,852	956,050
Pfizer, Inc.	75,300	1,073,778
Roche Holding AG, Genusschein Shares	4,229	580,741

5

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Watson Pharmaceuticals, Inc. (a)	21,400	868,198
Pharmaceuticals Total		6,235,117
HEALTH CARE TOTAL		21,810,938
INDUSTRIALS — 7.2%
Aerospace & Defense — 1.7%
General Dynamics Corp.	13,400	784,704
Goodrich Corp.	11,970	793,012
Honeywell International, Inc.	22,200	866,466
L-3 Communications Holdings, Inc.	7,550	534,842
United Technologies Corp.	43,386	2,816,185
Aerospace & Defense Total		5,795,209
Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	23,860	1,357,395
Air Freight & Logistics Total		1,357,395
Building Products — 0.1%
Masco Corp.	33,700	362,612
Building Products Total		362,612
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	19,520	580,330
Commercial Services & Supplies Total		580,330
Construction & Engineering — 0.3%
Fluor Corp.	12,600	535,500
Foster Wheeler AG (a)	19,200	404,352
Construction & Engineering Total		939,852
Electrical Equipment — 0.6%
ABB Ltd., Registered Shares (a)	40,369	701,493
Dongfang Electrical Machinery Co., Ltd., Class H	230	706
Prysmian SpA	36,359	522,319
Vestas Wind Systems A/S (a)	15,813	657,314
Electrical Equipment Total		1,881,832
Industrial Conglomerates — 0.8%
General Electric Co.	118,755	1,712,447
Tyco International Ltd.	29,620	1,043,513
Industrial Conglomerates Total		2,755,960
Machinery — 2.3%
Cummins, Inc.	6,560	427,253
Dover Corp.	9,430	394,080
Eaton Corp.	7,500	490,800
Flowserve Corp.	6,450	546,960

6

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Gardner Denver, Inc.	2,100	93,639
GEA Group AG	22,882	454,551
Illinois Tool Works, Inc.	36,280	1,497,638
Ingersoll-Rand PLC	43,330	1,494,452
Kennametal, Inc.	9,400	239,042
Komatsu Ltd.	18,200	328,875
Navistar International Corp. (a)	7,567	372,296
Sandvik AB	52,955	644,596
Vallourec	3,144	536,811
Machinery Total		7,520,993
Professional Services — 0.2%
Manpower, Inc.	13,900	600,202
Professional Services Total		600,202
Road & Rail — 0.2%
Canadian National Railway Co.	11,800	677,084
Road & Rail Total		677,084
Trading Companies & Distributors — 0.3%
Mitsui & Co., Ltd.	49,600	583,121
Wolseley PLC (a)	20,775	406,162
Trading Companies & Distributors Total		989,283
Transportation Infrastructure — 0.1%
Koninklijke Vopak NV	14,497	532,023
Transportation Infrastructure Total		532,023
INDUSTRIALS TOTAL		23,992,775
INFORMATION TECHNOLOGY — 10.8%
Communications Equipment — 1.0%
Cisco Systems, Inc. (a)	99,425	2,118,747
Nokia Oyj	39,082	319,115
QUALCOMM, Inc.	29,450	967,138
Communications Equipment Total		3,405,000
Computers & Peripherals — 3.7%
Apple, Inc. (a)	16,080	4,044,603
EMC Corp. (a)	224,340	4,105,422
Hewlett-Packard Co.	72,730	3,147,754
Teradata Corp. (a)	23,700	722,376
Computers & Peripherals Total		12,020,155
Electronic Equipment, Instruments & Components — 0.6%
Nippon Electric Glass Co., Ltd.	70,000	796,613
Tyco Electronics Ltd.	45,520	1,155,298
Electronic Equipment, Instruments & Components Total		1,951,911

7

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — 0.9%
Akamai Technologies, Inc. (a)	18,010	730,666
Google, Inc., Class A (a)	5,081	2,260,791
Internet Software & Services Total		2,991,457
IT Services — 1.4%
Cognizant Technology Solutions Corp., Class A (a)	23,100	1,156,386
International Business Machines Corp.	21,720	2,681,986
Visa, Inc., Class A	7,190	508,692
Western Union Co.	25,600	381,696
IT Services Total		4,728,760
Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	41,850	813,982
Lam Research Corp. (a)	8,019	305,203
Netlogic Microsystems, Inc. (a)	18,980	516,256
Texas Instruments, Inc.	58,300	1,357,224
Varian Semiconductor Equipment Associates, Inc. (a)	12,680	363,409
Semiconductors & Semiconductor Equipment Total		3,356,074
Software — 2.2%
Autodesk, Inc. (a)	14,800	360,528
Autonomy Corp. PLC (a)	33,294	898,546
Microsoft Corp.	80,185	1,845,057
Nintendo Co. Ltd., ADR	12,170	453,600
Nuance Communications, Inc. (a)	60,200	899,990
Oracle Corp.	77,400	1,661,004
Salesforce.com, Inc. (a)	7,570	649,657
Temenos Group AG (a)	19,185	461,568
Software Total		7,229,950
INFORMATION TECHNOLOGY TOTAL		35,683,307
MATERIALS — 3.2%
Chemicals — 1.0%
Celanese Corp., Series A	51,640	1,286,352
Linde AG	4,978	522,703
Potash Corp. of Saskatchewan, Inc.	8,000	689,920
Shin-Etsu Chemical Co., Ltd.	9,200	428,005
Syngenta AG, Registered Shares	2,201	508,254
Umicore	47	1,360
Chemicals Total		3,436,594

8

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Construction Materials — 0.1%
Lafarge SA	6,721	363,423
Construction Materials Total		363,423
Containers & Packaging — 0.3%
Crown Holdings, Inc. (a)	3,700	92,648
Packaging Corp. of America	34,220	753,524
Containers & Packaging Total		846,172
Metals & Mining — 1.5%
Allegheny Technologies, Inc.	24,070	1,063,653
Freeport-McMoRan Copper & Gold, Inc.	9,492	561,262
Newmont Mining Corp.	12,310	760,020
Nucor Corp.	21,600	826,848
Rio Tinto Ltd.	9,749	539,938
Schnitzer Steel Industries, Inc., Class A	1,800	70,560
United States Steel Corp.	17,000	655,350
Xstrata PLC	48,809	639,464
Metals & Mining Total		5,117,095
Paper & Forest Products — 0.3%
International Paper Co.	20,000	452,600
Weyerhaeuser Co.	11,600	408,320
Paper & Forest Products Total		860,920
MATERIALS TOTAL		10,624,204
TELECOMMUNICATION SERVICES — 1.2%
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	67,415	1,630,769
Diversified Telecommunication Services Total		1,630,769
Wireless Telecommunication Services — 0.7%
American Tower Corp., Class A (a)	13,460	598,970
Millicom International Cellular SA	4,979	403,648
NII Holdings, Inc. (a)	15,672	509,653
Vodafone Group PLC	330,582	685,039
Wireless Telecommunication Services Total		2,197,310
TELECOMMUNICATION SERVICES TOTAL		3,828,079
UTILITIES — 1.9%
Electric Utilities — 0.7%
American Electric Power Co., Inc.	57,700	1,863,710
Northeast Utilities	14,021	357,255
Electric Utilities Total		2,220,965

9

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Independent Power Producers & Energy Traders — 0.1%
Iberdrola Renovables SA	107,200	334,899
Independent Power Producers & Energy Traders Total		334,899
Multi-Utilities — 1.1%
PG&E Corp.	43,648	1,793,933
Sempra Energy	17,800	832,862
Wisconsin Energy Corp.	11,200	568,288
Xcel Energy, Inc.	21,600	445,176
Multi-Utilities Total		3,640,259
UTILITIES TOTAL		6,196,123
Total Common Stocks (cost of $179,423,659)		188,692,458

	Par ($)
Corporate Fixed-Income Bonds & Notes — 10.1%
BASIC MATERIALS — 0.2%
Iron/Steel — 0.1%
ArcelorMittal USA, Inc.
6.500% 04/15/14	350,000	374,594
Iron/Steel Total		374,594
Metals & Mining — 0.1%
Vale Overseas Ltd.
6.250% 01/23/17	325,000	353,996
Metals & Mining Total		353,996
BASIC MATERIALS TOTAL		728,590
COMMUNICATIONS — 1.7%
Media — 0.6%
Comcast Corp.
7.050% 03/15/33	375,000	432,960
News America, Inc.
6.550% 03/15/33	295,000	316,319
RR Donnelley & Sons Co.
6.125% 01/15/17	550,000	552,365
Time Warner, Inc.
6.200% 03/15/40	350,000	369,168
Viacom, Inc.
6.125% 10/05/17	225,000	255,519
Media Total		1,926,331

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — 1.1%
America Movil SAB de CV
	5.625% 11/15/17	460,000	502,833
AT&T, Inc.
	4.950% 01/15/13	500,000	542,739
British Telecommunications PLC
	5.150% 01/15/13	400,000	419,487
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	625,000	700,715
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	315,000	432,433
Telecom Italia Capital SA
	4.950% 09/30/14	375,000	375,752
Telefonica Emisiones SAU
	0.674% 02/04/13 (08/04/10) (b)(c)	400,000	385,687
Vodafone Group PLC
	5.750% 03/15/16	370,000	409,686
Telecommunication Services Total			3,769,332
COMMUNICATIONS TOTAL			5,695,663
CONSUMER CYCLICAL — 0.2%
Retail — 0.2%
CVS Pass-Through Trust
	7.507% 01/10/32 (d)	442,239	503,555
Retail Total			503,555
CONSUMER CYCLICAL TOTAL			503,555
CONSUMER NON-CYCLICAL — 1.0%
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
	2.500% 03/26/13 (d)	500,000	505,927
Bottling Group LLC
	6.950% 03/15/14	300,000	354,057
Miller Brewing Co.
	5.500% 08/15/13 (d)(e)	441,000	482,452
Beverages Total			1,342,436
Food — 0.2%
ConAgra Foods, Inc.
	5.875% 04/15/14	325,000	367,466
Kraft Foods, Inc.
	5.375% 02/10/20	390,000	417,905
Food Total			785,371

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — 0.1%
Roche Holdings, Inc.
	6.000% 03/01/19 (d)(e)	325,000	378,590
Healthcare Services Total			378,590
Pharmaceuticals — 0.3%
Express Scripts, Inc.
	6.250% 06/15/14	385,000	435,903
Wyeth
	5.500% 02/01/14	325,000	365,086
Pharmaceuticals Total			800,989
CONSUMER NON-CYCLICAL TOTAL			3,307,386
ENERGY — 1.0%
Oil & Gas — 0.5%
Anadarko Petroleum Corp.
	6.200% 03/15/40	500,000	395,590
Canadian Natural Resources Ltd.
	5.700% 05/15/17	400,000	447,714
Nexen, Inc.
	5.875% 03/10/35	350,000	342,430
Talisman Energy, Inc.
	6.250% 02/01/38	315,000	335,999
Oil & Gas Total			1,521,733
Oil & Gas Services — 0.1%
Weatherford International Ltd.
	5.150% 03/15/13	340,000	356,186
Oil & Gas Services Total			356,186
Pipelines — 0.4%
Enterprise Products Operating LLC
	4.600% 08/01/12	350,000	366,057
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	365,000	364,539
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (b)(c)	450,000	401,062
Williams Partners LP
	6.300% 04/15/40 (d)	370,000	371,743
Pipelines Total			1,503,401
ENERGY TOTAL			3,381,320
FINANCIALS — 4.3%
Banks — 2.7%
ANZ National International Ltd.
	6.200% 07/19/13 (d)(e)	450,000	498,551

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Barclays Bank PLC
	6.750% 05/22/19	600,000	667,461
Bear Stearns Companies LLC
	7.250% 02/01/18	750,000	875,775
Capital One Financial Corp.
	5.500% 06/01/15	450,000	482,910
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19 (d)(e)	1,360,000	1,586,248
Commonwealth Bank of Australia
	3.750% 10/15/14 (d)	350,000	359,809
Credit Suisse/New York NY
	6.000% 02/15/18	550,000	573,906
Deutsche Bank AG London
	4.875% 05/20/13	475,000	507,173
Goldman Sachs Group, Inc.
	5.350% 01/15/16	400,000	413,835
Keycorp
	6.500% 05/14/13	420,000	459,426
Merrill Lynch & Co., Inc.
	6.875% 04/25/18 (f)	875,000	933,433
Morgan Stanley
	6.750% 04/15/11	310,000	320,730
U.S. Bank N.A.
	6.300% 02/04/14	400,000	453,488
Wachovia Corp.
	4.875% 02/15/14	650,000	680,009
Banks Total			8,812,754
Diversified Financial Services — 0.4%
ERAC USA Finance LLC
	6.375% 10/15/17 (d)	340,000	382,731
General Electric Capital Corp.
	5.000% 01/08/16	755,000	796,173
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11 (g)	750,000	148,125
Diversified Financial Services Total			1,327,029
Insurance — 1.0%
Chubb Corp.
	5.750% 05/15/18	375,000	417,527
CNA Financial Corp.
	7.350% 11/15/19	350,000	371,925
Lincoln National Corp.
	8.750% 07/01/19	285,000	349,293

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
MetLife, Inc.
	6.817% 08/15/18	515,000	582,489
Principal Life Income Funding Trusts
	5.300% 04/24/13	500,000	540,667
Prudential Financial, Inc.
	6.100% 06/15/17	310,000	330,151
Transatlantic Holdings, Inc.
	8.000% 11/30/39	350,000	353,372
UnitedHealth Group, Inc.
	5.250% 03/15/11	376,000	385,807
Insurance Total			3,331,231
Real Estate Investment Trusts (REITs) — 0.2%
Duke Realty LP
	8.250% 08/15/19	325,000	376,545
Simon Property Group LP
	6.750% 02/01/40	300,000	335,002
Real Estate Investment Trusts (REITs) Total			711,547
FINANCIALS TOTAL			14,182,561
INDUSTRIALS — 0.6%
Aerospace & Defense — 0.1%
United Technologies Corp.
	5.375% 12/15/17	350,000	401,184
Aerospace & Defense Total			401,184
Miscellaneous Manufacturing — 0.2%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	300,000	371,696
Tyco International Ltd./Tyco International Finance SA
	7.000% 12/15/19	290,000	351,407
Miscellaneous Manufacturing Total			723,103
Transportation — 0.3%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	390,000	438,701
Norfolk Southern Corp.
	5.750% 04/01/18	325,000	367,374
Transportation Total			806,075
INDUSTRIALS TOTAL			1,930,362

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — 0.2%
Networking Products — 0.1%
Cisco Systems, Inc.
	4.950% 02/15/19	325,000	357,218
Networking Products Total			357,218
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	325,000	394,373
Software Total			394,373
TECHNOLOGY TOTAL			751,591
UTILITIES — 0.9%
Electric — 0.7%
Commonwealth Edison Co.
	6.150% 09/15/17	350,000	401,714
Consolidated Edison Co. of New York
	5.850% 03/15/36	345,000	374,292
Dominion Resources, Inc.
	5.200% 08/15/19	360,000	390,317
Indiana Michigan Power Co.
	5.650% 12/01/15	323,000	354,488
Pacific Gas & Electric Co.
	5.800% 03/01/37	360,000	391,265
Progress Energy, Inc.
	7.750% 03/01/31	325,000	411,544
Electric Total			2,323,620
Gas — 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	325,000	361,458
Sempra Energy
	6.500% 06/01/16	300,000	344,249
Gas Total			705,707
UTILITIES TOTAL			3,029,327

	Total Corporate Fixed-Income Bonds & Notes (cost of $31,885,083)		33,510,355

Government & Agency Obligations — 10.0%
FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
Province of Ontario
	5.450% 04/27/16	900,000	1,034,537
Province of Quebec
	4.625% 05/14/18	760,000	830,145

15

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
United Mexican States
	7.500% 04/08/33	575,000	720,188
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			2,584,870
U.S. GOVERNMENT AGENCIES — 1.2%
Federal Home Loan Bank
	5.500% 08/13/14	2,055,000	2,368,895
Federal Home Loan Mortgage Corp.
	3.125% 10/25/10 (h)	95,000	95,876
	5.500% 08/23/17	1,285,000	1,505,736
U.S. GOVERNMENT AGENCIES TOTAL			3,970,507
U.S. GOVERNMENT OBLIGATIONS — 8.0%
U.S. Treasury Bonds
	5.375% 02/15/31	7,996,000	9,837,575
U.S. Treasury Inflation Indexed Notes
	3.000% 07/15/12	2,788,612	2,966,603
U.S. Treasury Notes
	1.375% 10/15/12 (h)	9,700,000	9,843,987
	2.375% 10/31/14	3,700,000	3,817,360
U.S. GOVERNMENT OBLIGATIONS TOTAL			26,465,525

	Total Government & Agency Obligations (cost of $31,061,068)		33,020,902

Mortgage-Backed Securities — 8.9%
Federal Home Loan Mortgage Corp.
	4.500% 02/01/39	376,820	391,080
	4.500% 04/01/39	697,560	723,631
	4.500% 10/01/39	861,601	893,803
	4.500% 01/01/40	1,571,563	1,630,301
	4.500% 06/01/40	4,450,000	4,616,319
	5.000% 06/01/36	868,361	920,092
	5.000% 07/01/38	1,471,765	1,559,129
	5.000% 11/01/38	2,108,924	2,234,111
	5.000% 08/01/39	1,256,868	1,331,351
	5.500% 07/01/21	12,155	13,153
	6.500% 07/01/14	19,621	21,319
	6.500% 12/01/14	17,288	18,783
	6.500% 06/01/29	21,114	23,500
	6.500% 01/01/30	62,325	69,370
	7.000% 11/01/29	41,357	46,989
	7.000% 01/01/30	2,650	3,011
	8.000% 07/01/20	15,295	16,686

16

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
Federal National Mortgage Association
	4.500% 05/01/40	151,381	157,158
	5.000% 04/01/40	1,687,307	1,787,825
	5.000% 05/01/40	2,194,110	2,324,820
	5.500% 03/01/37	1,997,282	2,147,203
	5.500% 06/01/37	1,449,855	1,558,377
	5.500% 09/01/37	1,489,335	1,600,812
	5.500% 04/01/39	372,489	400,369
	6.500% 04/01/11	25,604	26,833
	6.500% 05/01/11	91,419	95,807
	6.500% 11/01/25	2	2
	6.500% 08/01/34	286,350	317,821
	7.000% 08/15/23	113,079	127,581
	7.000% 07/01/32	11,984	13,551
	7.000% 01/01/37	39,512	43,934
	7.000% 07/01/37	229,896	255,687
Government National Mortgage Association
	5.000% 08/15/39	1,194,619	1,275,853
	5.500% 09/15/39	2,109,789	2,284,155
	6.000% 12/15/37	532,210	581,156

	Total Mortgage-Backed Securities (cost of $28,551,572)		29,511,572

Commercial Mortgage-Backed Securities — 6.0%
Bear Stearns Commercial Mortgage Securities, Inc.
	4.804% 09/11/42	1,457,000	1,522,213
	4.980% 02/11/41	488,941	511,451
	5.882% 09/11/38 (07/01/10) (b)(c)	1,500,000	1,634,846
Credit Suisse First Boston Mortgage Securities Corp.
	4.681% 04/15/37	464,997	478,373
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	1,375,000	1,450,671
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.659% 07/15/42	459,454	478,261
	5.201% 08/12/37 (07/01/10) (b)(c)	675,879	707,274
	5.440% 06/12/47	2,040,000	2,037,386
	5.447% 06/12/47	1,023,000	1,062,476
	5.506% 12/12/44 (07/01/10) (b)(c)	1,172,000	1,248,252
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	2,270,766	2,286,395
Morgan Stanley Capital I
	4.500% 06/15/40	432,867	436,684

17

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	5.325% 12/15/43	1,500,000	1,619,289
	5.557% 03/12/44 (07/01/10) (b)(c)	2,800,000	2,966,897
Morgan Stanley Dean Witter Capital I
	4.390% 09/15/37	638,416	647,766
Nationslink Funding Corp.
	7.104% 01/22/26	804,424	880,528

	Total Commercial Mortgage-Backed Securities (cost of $18,764,905)		19,968,762

Collateralized Mortgage Obligations — 1.7%
AGENCY — 1.5%
Federal Home Loan Mortgage Corp.
	5.500% 09/15/33	1,600,000	1,732,231
Federal Home Loan Mortgage Corp. REMICS
	4.500% 08/15/28	380,000	397,893
Federal National Mortgage Association
	5.000% 12/25/15	295,206	296,422
Federal National Mortgage Association REMICS
	4.350% 10/25/20	499,152	514,034
	5.000% 12/25/16	525,000	543,381
	5.000% 05/25/32	947,908	1,000,925
Government National Mortgage Association
	4.000% 05/16/39	447,705	461,210
AGENCY TOTAL			4,946,096
NON - AGENCY — 0.2%
Countrywide Alternative Loan Trust
	5.500% 10/25/35	814,236	682,674
NON-AGENCY TOTAL			682,674

	Total Collateralized Mortgage Obligations (cost of $5,709,636)		5,628,770

Asset-Backed Securities — 0.9%
Franklin Auto Trust
	5.360% 05/20/16	1,890,000	1,943,865
Green Tree Financial Corp.
	6.870% 01/15/29	242,082	257,431
Harley-Davidson Motorcycle Trust
	5.350% 03/15/13	823,739	840,800

	Total Asset-Backed Securities (cost of $2,947,537)		3,042,096

18

	Shares	Value ($)
Convertible Preferred Stock — 0.2%
FINANCIALS — 0.2%
Diversified Financial Services — 0.2%
Citigroup, Inc., 7.500%	4,597	519,461
Diversified Financial Services Total		519,461
FINANCIALS TOTAL		519,461

Total Convertible Preferred Stock (cost of $474,258)		519,461

Preferred Stock — 0.1%
FINANCIALS — 0.1%
Commercial Banks — 0.1%
Fifth Third Bancorp., 8.500%	1,700	208,301
Commercial Banks Total		208,301
FINANCIALS TOTAL		208,301

Total Preferred Stock (cost of $240,414)		208,301

	Par ($)
Short-Term Obligation — 4.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/2010, due 07/01/2010, at 0.000%, collateralized by U.S. Government Agency obligations with various maturities to 01/28/2013, market value $14,738,719 (repurchase proceeds $14,444,000)	14,444,000	14,444,000

Total Short-Term Obligation (cost of $14,444,000)		14,444,000

Total Investments — 99.3% (cost of $313,502,132)(i)(j)		328,546,677

Other Assets & Liabilities, Net — 0.7%		2,408,525

Net Assets — 100.0%		330,955,203

19

Notes to Investment Portfolio:

*      Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Asset-Backed and Mortgage-Backed Securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data.  These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities.  Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life.  Asset-Backed and Mortgage-Backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

20

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of  the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$18,449,148	$6,087,989	$—	$24,537,137
Consumer Staples	12,102,728	2,894,022	—	14,996,750
Energy	15,206,093	2,177,061	—	17,383,154
Financials	24,957,177	4,682,814	—	29,639,991
Health Care	18,918,061	2,892,877	—	21,810,938
Industrials	18,624,805	5,367,971	—	23,992,775
Information Technology	33,207,465	2,475,842	—	35,683,307
Materials	7,621,057	3,003,147	—	10,624,204
Telecommunication Services	3,143,040	685,039	—	3,828,079
Utilities	5,861,224	334,899	—	6,196,123
Total Common Stocks	158,090,798	30,601,660	—	188,692,458
Total Corporate Fixed-Income Bonds & Notes	—	33,510,355	—	33,510,355
Government & Agency Obligations
Foreign Government Obligations	—	2,584,870	—	2,584,870
U.S. Government Agencies	—	3,970,507	—	3,970,507
U.S. Government Obligations	26,465,525	—	—	26,465,525
Total Government & Agency Obligations	26,465,525	6,555,377	—	33,020,902
Total Mortgage-Backed Securities	—	29,511,572	—	29,511,572
Total Commercial Mortgage-Backed Securities	—	19,968,762	—	19,968,762
Total Collateralized Mortgage Obligations	—	5,628,770	—	5,628,770
Total Asset-Backed Securities	—	3,042,096	—	3,042,096
Total Convertible Preferred Stock	519,461	—	—	519,461
Total Preferred Stock	—	208,301	—	208,301
Total Short-Term Obligation	—	14,444,000	—	14,444,000
Total Investments	185,075,784	143,470,893	—	328,546,677
Unrealized Depreciation on Futures Contracts	(378,977)	—	—	(378,977)
Total	$184,696,807	$143,470,893	$—	$328,167,700

21

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2010.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities, which are not illiquid, amounted to $5,069,606, which represents 1.5% of net assets.

(e)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At June 30, 2010, the value of this securities amounted $2,945,841, which represent 0.9% of net assets.

Security	Acquisition Date	Par	Acquisition Cost	Market Value
ANZ National International Ltd. 6.200% 07/19/13	04/27/2009- 05/19/2009	$450,000	$451,868	$498,551
Citicorp Lease Pass-Through Trust, 8.040% 12/15/19	01/06/2000- 04/12/2001	1,360,000	1,371,414	1,586,248
Miller Brewing Co., 5.500% 08/15/13	06/09/2009	441,000	450,971	482,452
Roche Holdings, Inc., 6.000% 03/01/19	07/30/2009	325,000	353,451	378,590
				$2,945,841

(f)	Investments in affiliates during the nine months ended June 30, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Merrill Lynch & Co., Inc. 6.050% 08/15/12	$774,304	$—	$—	$3,655	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from October 1, 2009 through April 30, 2010.

(g)

The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued. At June 30, 2010, the value of this security amounted to $148,125, which represents less than 0.1% of net assets.

(h)	All or a portion of these securities with a market value of $145,876 is pledged as collateral for open futures contracts.
(i)	Cost for federal income tax purposes is $313,609,968.
(j)	Unrealized appreciation and depreciation at June 30, 2010, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$28,245,359	$(13,308,650)	$14,936,709

At June 30, 2010, the Fund held the following open long futures contracts:

Risk Exposure/Type

Equity Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation

S&P 500 Index Futures	33	$8,469,450	$8,731,157	Sept-2010	$(261,707)

22

At June 30, 2010, the Fund held the following open short futures contracts:

Risk Exposure/Type

Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation

5-Year U.S. Treasury Notes	95	$11,243,399	$11,126,129	Sept-2010	$(117,270)

At  June 30, 2010, cash of $1,215,000 was pledged as collateral for open futures contracts.

Acronym	Name

ADR	American Depositary Receipt

23

INVESTMENT PORTFOLIO

June 30, 2010 (Unaudited)	Columbia Small Cap Core Fund

	Shares	Value ($)*
Common Stocks — 98.5%
CONSUMER DISCRETIONARY — 11.6%
Auto Components — 1.2%
Cooper Tire & Rubber Co.	131,096	2,556,372
Dorman Products, Inc. (a)	219,075	4,453,795
Auto Components Total		7,010,167
Diversified Consumer Services — 0.2%
Nobel Learning Communities, Inc. (a)	165,966	979,199
Diversified Consumer Services Total		979,199
Hotels, Restaurants & Leisure — 1.6%
CEC Entertainment, Inc. (a)	166,007	5,853,407
Morgans Hotel Group Co. (a)	204,831	1,261,759
O’Charleys, Inc. (a)	360,062	1,908,328
Hotels, Restaurants & Leisure Total		9,023,494
Household Durables — 0.3%
Jarden Corp.	64,092	1,722,152
Household Durables Total		1,722,152
Leisure Equipment & Products — 1.4%
Callaway Golf Co.	222,847	1,345,996
RC2 Corp. (a)	262,447	4,228,021
Steinway Musical Instruments, Inc. (a)	147,764	2,628,722
Leisure Equipment & Products Total		8,202,739
Media — 1.4%
Arbitron, Inc.	131,300	3,365,219
John Wiley & Sons, Inc., Class A	69,500	2,687,565
Scholastic Corp.	83,986	2,025,742
Media Total		8,078,526
Specialty Retail — 4.2%
Buckle, Inc.	91,331	2,960,951
Collective Brands, Inc. (a)	315,307	4,981,851
Foot Locker, Inc.	121,000	1,527,020
Monro Muffler Brake, Inc.	77,305	3,055,867
Penske Auto Group, Inc. (a)	253,000	2,874,080
Rent-A-Center, Inc. (a)	260,682	5,281,417
Stage Stores, Inc.	302,028	3,225,659
Specialty Retail Total		23,906,845
Textiles, Apparel & Luxury Goods — 1.3%
Rocky Brands, Inc. (a)	107,199	685,002

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Unifirst Corp.	159,419	7,017,624
Textiles, Apparel & Luxury Goods Total		7,702,626
CONSUMER DISCRETIONARY TOTAL		66,625,748
CONSUMER STAPLES — 1.8%
Food & Staples Retailing — 0.8%
Casey’s General Stores, Inc.	82,451	2,877,540
Pantry, Inc. (a)	141,116	1,991,147
Food & Staples Retailing Total		4,868,687
Food Products — 0.6%
Corn Products International, Inc.	115,401	3,496,650
Food Products Total		3,496,650
Personal Products — 0.4%
NBTY, Inc. (a)	69,200	2,353,492
Personal Products Total		2,353,492
CONSUMER STAPLES TOTAL		10,718,829
ENERGY — 3.5%
Energy Equipment & Services — 3.0%
Gulfmark Offshore, Inc., Class A (a)	114,691	3,004,904
Helix Energy Solutions Group, Inc. (a)	163,500	1,760,895
Newpark Resources, Inc. (a)	457,058	2,765,201
Oceaneering International, Inc. (a)	36,570	1,641,993
Superior Well Services, Inc. (a)	92,380	1,544,594
Tetra Technologies, Inc. (a)	508,281	4,615,191
Unit Corp. (a)	40,900	1,660,131
Energy Equipment & Services Total		16,992,909
Oil, Gas & Consumable Fuels — 0.5%
EXCO Resources, Inc.	202,287	2,955,413
Oil, Gas & Consumable Fuels Total		2,955,413
ENERGY TOTAL		19,948,322
FINANCIALS — 13.4%
Capital Markets — 1.0%
Investment Technology Group, Inc. (a)	255,650	4,105,739
Waddell & Reed Financial, Inc., Class A	71,607	1,566,761
Capital Markets Total		5,672,500
Commercial Banks — 3.8%
Centerstate Banks, Inc.	188,180	1,898,736
Hancock Holding Co.	61,806	2,061,848
Iberiabank Corp.	46,535	2,395,622
Oriental Financial Group	509,659	6,452,283

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
SCBT Financial Corp.	52,136	1,836,230
Simmons First National Corp., Class A	71,400	1,874,964
Taylor Capital Group, Inc. (a)	113,970	1,474,772
Union First Market Bankshares Corp.	121,924	1,494,788
Webster Financial Corp.	120,470	2,161,232
Commercial Banks Total		21,650,475
Consumer Finance — 0.8%
Cash America International, Inc.	119,568	4,097,595
QC Holdings, Inc.	177,170	651,986
Consumer Finance Total		4,749,581
Insurance — 3.3%
Arthur J. Gallagher & Co.	94,900	2,313,662
CNO Financial Group, Inc. (a)	434,450	2,150,528
Delphi Financial Group, Inc., Class A	94,100	2,296,981
eHealth, Inc. (a)	90,800	1,032,396
First Mercury Financial Corp.	238,217	2,520,336
Horace Mann Educators Corp.	208,017	3,182,660
National Interstate Corp.	72,821	1,443,312
NYMAGIC, Inc.	79,543	1,534,384
State Auto Financial Corp.	143,254	2,221,870
Insurance Total		18,696,129
Real Estate Investment Trusts (REITs) — 3.0%
Acadia Realty Trust	150,596	2,533,025
American Campus Communities, Inc.	152,732	4,168,056
DiamondRock Hospitality Co. (a)	266,733	2,192,545
DuPont Fabros Technology, Inc.	139,800	3,433,488
First Potomac Realty Trust	239,848	3,446,616
Mack-Cali Realty Corp.	52,200	1,551,906
Real Estate Investment Trusts (REITs) Total		17,325,636
Thrifts & Mortgage Finance — 1.5%
Abington Bancorp, Inc.	176,921	1,542,751
Dime Community Bancshares	193,167	2,381,749
First Niagara Financial Group, Inc.	152,159	1,906,552
Jefferson Bancshares, Inc.	219,422	871,105
NewAlliance Bancshares, Inc.	196,389	2,201,521
Thrifts & Mortgage Finance Total		8,903,678
FINANCIALS TOTAL		76,997,999
HEALTH CARE — 13.7%
Biotechnology — 0.5%
Myriad Genetics, Inc. (a)	207,200	3,097,640
Biotechnology Total		3,097,640

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 5.8%
Analogic Corp.	133,106	6,057,654
Cooper Companies, Inc.	157,174	6,253,954
Greatbatch, Inc. (a)	186,953	4,170,921
Invacare Corp.	258,151	5,354,052
STAAR Surgical Co. (a)	1,061,667	6,072,735
Symmetry Medical, Inc. (a)	240,508	2,534,954
West Pharmaceutical Services, Inc.	84,740	3,092,163
Health Care Equipment & Supplies Total		33,536,433
Health Care Providers & Services — 6.0%
Air Methods Corp. (a)	268,936	8,000,846
LifePoint Hospitals, Inc. (a)	84,715	2,660,051
Magellan Health Services, Inc. (a)	81,426	2,957,392
Owens & Minor, Inc.	106,128	3,011,913
Providence Service Corp. (a)	314,005	4,396,070
PSS World Medical, Inc. (a)	143,202	3,028,722
Res-Care, Inc. (a)	801,084	7,738,472
U.S. Physical Therapy, Inc. (a)	146,207	2,467,974
Health Care Providers & Services Total		34,261,440
Life Sciences Tools & Services — 0.3%
Cambrex Corp. (a)	563,903	1,776,294
Life Sciences Tools & Services Total		1,776,294
Pharmaceuticals — 1.1%
Hi-Tech Pharmacal Co., Inc. (a)	69,765	1,598,316
Obagi Medical Products, Inc. (a)	383,931	4,538,065
Pharmaceuticals Total		6,136,381
HEALTH CARE TOTAL		78,808,188
INDUSTRIALS — 20.3%
Aerospace & Defense — 4.6%
AAR Corp. (a)	290,494	4,862,870
American Science & Engineering, Inc.	63,600	4,846,956
Argon ST, Inc. (a)	189,831	6,509,305
Global Defense Technology & Systems, Inc. (a)	186,369	2,379,932
Ladish Co., Inc. (a)	87,637	1,991,113
LMI Aerospace, Inc. (a)	71,907	1,133,973
Moog, Inc., Class A (a)	151,441	4,880,943
Aerospace & Defense Total		26,605,092
Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	85,283	4,050,942

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Pacer International, Inc. (a)	169,838	1,187,168
Air Freight & Logistics Total		5,238,110
Commercial Services & Supplies — 1.3%
Consolidated Graphics, Inc. (a)	83,303	3,602,022
McGrath Rentcorp	180,268	4,106,505
Commercial Services & Supplies Total		7,708,527
Construction & Engineering — 2.3%
EMCOR Group, Inc. (a)	293,068	6,790,386
MasTec, Inc. (a)	265,428	2,495,023
Northwest Pipe Co. (a)	93,981	1,785,639
Sterling Construction Co., Inc. (a)	148,162	1,917,216
Construction & Engineering Total		12,988,264
Electrical Equipment — 2.4%
Belden, Inc.	203,200	4,470,400
GrafTech International Ltd. (a)	201,646	2,948,065
LaBarge, Inc. (a)	157,714	1,799,517
LSI Industries, Inc.	576,888	2,815,213
Powell Industries, Inc. (a)	72,500	1,982,150
Electrical Equipment Total		14,015,345
Machinery — 3.1%
Albany International Corp., Class A	237,464	3,844,542
Flanders Corp. (a)	891,727	2,773,271
Key Technology, Inc. (a)	175,917	2,374,879
Miller Industries, Inc.	150,482	2,026,993
PMFG, Inc. (a)	201,500	3,052,725
Tennant Co.	115,039	3,890,619
Machinery Total		17,963,029
Professional Services — 2.8%
FTI Consulting, Inc. (a)	120,562	5,255,297
Hill International, Inc. (a)	405,900	1,647,954
Kforce, Inc. (a)	409,989	5,227,360
Navigant Consulting, Inc. (a)	180,378	1,872,324
SFN Group, Inc. (a)	427,145	2,332,212
Professional Services Total		16,335,147
Road & Rail — 1.0%
Kansas City Southern (a)	92,015	3,344,745
Werner Enterprises, Inc.	96,009	2,101,637
Road & Rail Total		5,446,382
Trading Companies & Distributors — 1.9%
Kaman Corp.	192,278	4,253,189
Rush Enterprises, Inc., Class A (a)	132,630	1,771,937

5

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Rush Enterprises, Inc., Class B (a)	159,851	1,862,264
Titan Machinery, Inc. (a)	206,500	2,711,345
Trading Companies & Distributors Total		10,598,735
INDUSTRIALS TOTAL		116,898,631
INFORMATION TECHNOLOGY — 25.8%
Communications Equipment — 2.0%
ADC Telecommunications, Inc. (a)	269,170	1,994,550
Adtran, Inc.	146,346	3,990,855
EMS Technologies, Inc. (a)	136,636	2,052,273
Globecomm Systems, Inc. (a)	217,539	1,794,697
Performance Technologies, Inc. (a)(b)	619,141	1,535,469
Communications Equipment Total		11,367,844
Computers & Peripherals — 1.9%
Avid Technology, Inc. (a)	89,028	1,133,326
Hypercom Corp. (a)	552,011	2,561,331
Imation Corp. (a)	220,204	2,023,675
Presstek, Inc. (a)	396,137	1,398,364
Rimage Corp. (a)	260,161	4,118,349
Computers & Peripherals Total		11,235,045
Electronic Equipment, Instruments & Components — 6.3%
Benchmark Electronics, Inc. (a)	926,000	14,677,100
FARO Technologies, Inc. (a)	270,406	5,059,296
Keithley Instruments, Inc.	439,562	3,881,332
LeCroy Corp. (a)	122,148	585,089
Newport Corp. (a)	270,756	2,453,049
Plexus Corp. (a)	220,132	5,886,330
Spectrum Control, Inc. (a)	165,100	2,308,098
Technitrol, Inc.	357,423	1,129,457
Electronic Equipment, Instruments & Components Total		35,979,751
Internet Software & Services — 1.7%
Digital River, Inc. (a)	174,700	4,177,077
EarthLink, Inc.	708,940	5,643,162
Internet Software & Services Total		9,820,239
IT Services — 2.7%
Analysts International Corp. (a)	171,353	423,242
Computer Task Group, Inc. (a)	708,325	4,575,780
Integral Systems, Inc. (a)	350,055	2,222,849
NCI, Inc., Class A (a)	163,400	3,689,572
Startek, Inc. (a)	83,354	325,081

6

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
TNS, Inc. (a)	252,601	4,405,361
IT Services Total		15,641,885
Semiconductors & Semiconductor Equipment — 5.3%
ATMI, Inc. (a)	173,159	2,535,048
BTU International, Inc. (a)	277,842	1,614,262
Cirrus Logic, Inc. (a)	418,092	6,610,035
Exar Corp. (a)	302,013	2,092,950
Fairchild Semiconductor International, Inc. (a)	436,187	3,668,333
IXYS Corp. (a)	193,929	1,714,332
MIPS Technologies, Inc. (a)	487,300	2,490,103
ON Semiconductor Corp. (a)	639,506	4,080,048
Pericom Semiconductor Corp. (a)	256,157	2,459,107
Ultratech, Inc. (a)	194,130	3,158,495
Semiconductors & Semiconductor Equipment Total		30,422,713
Software — 5.9%
Bottomline Technologies, Inc. (a)	184,412	2,402,888
Epicor Software Corp. (a)	310,023	2,477,084
Lawson Software, Inc. (a)	520,925	3,802,753
Mentor Graphics Corp. (a)	396,924	3,512,777
Progress Software Corp. (a)	388,290	11,660,349
S1 Corp. (a)	506,660	3,045,027
Sonic Solutions (a)	216,244	1,805,637
Symyx Technologies, Inc. (a)	487,900	2,444,379
Websense, Inc. (a)	146,700	2,772,630
Software Total		33,923,524
INFORMATION TECHNOLOGY TOTAL		148,391,001
MATERIALS — 5.6%
Chemicals — 2.9%
H.B. Fuller Co.	366,114	6,952,505
Sensient Technologies Corp.	206,086	5,343,810
Spartech Corp. (a)	446,607	4,577,721
Chemicals Total		16,874,036
Containers & Packaging — 1.4%
Greif, Inc., Class A	143,690	7,980,543
Containers & Packaging Total		7,980,543
Metals & Mining — 0.8%
Metals USA Holdings Corp. (a)	320,790	4,795,810
Metals & Mining Total		4,795,810

7

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.5%
Glatfelter Co.	237,822	2,580,369
Paper & Forest Products Total		2,580,369
MATERIALS TOTAL		32,230,758
TELECOMMUNICATION SERVICES — 0.4%
Diversified Telecommunication Services — 0.4%
General Communication, Inc., Class A (a)	308,542	2,341,834
Diversified Telecommunication Services Total		2,341,834
TELECOMMUNICATION SERVICES TOTAL		2,341,834
UTILITIES — 2.4%
Gas Utilities — 1.4%
New Jersey Resources Corp.	96,499	3,396,765
South Jersey Industries, Inc.	108,890	4,677,914
Gas Utilities Total		8,074,679
Water Utilities — 1.0%
American States Water Co.	114,859	3,806,428
California Water Service Group	52,873	1,887,566
Water Utilities Total		5,693,994
UTILITIES TOTAL		13,768,673

Total Common Stocks (cost of $579,080,674)		566,729,983

	Par ($)
Short-Term Obligation — 1.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.000%, collateralized by a U.S. Treasury obligation maturing 01/31/14, market value $10,490,875 (repurchase proceeds $10,282,000)	10,282,000	10,282,000

Total Short-Term Obligation (cost of $10,282,000)		10,282,000

Total Investments — 100.3% (cost of $589,362,674)(c)(d)		577,011,983

Other Assets & Liabilities, Net — (0.3)%		(1,835,700)

Net Assets — 100.0%		575,176,283

8

Notes to Investment Portfolio: * Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$566,729,983	$—	$—	$566,729,983
Total Short-Term Obligation	—	10,282,000	—	10,282,000
Total Investments	$566,729,983	$10,282,000	$—	$577,011,983

9

(a)	Non-income producing security.
(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in this affiliated company during the nine months ended June 30, 2010, are as follows:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Performance Technologies, Inc.	$1,776,935	$—	$—	$—	$1,535,469

(c)	Cost for federal income tax purposes is $589,362,674.
(d)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$106,956,346	$(119,307,037)	$(12,350,691)

10

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 23, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	August 23, 2010